                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

           Investment Company Act file number 811-21731
                                              -----------------------

                      Nuveen Equity Premium Advantage Fund
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               Jessica R. Droeger
                               Nuveen Investments
                             333 West Wacker Drive
                               Chicago, IL 60606
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

       Registrant's telephone number, including area code: (312) 917-7700
                                                           ---------------------

                     Date of fiscal year end: December 31
                                              -------------------

                  Date of reporting period: March 31, 2006
                                            ---------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. SS. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                  QUARTERLY REPORT March 31, 2006 (Unaudited)

                                        Nuveen Investments
                                        Exchange-Traded
                                        Closed-End Funds


          NUVEEN
  EQUITY PREMIUM
     INCOME FUND
           (JPZ)

          NUVEEN
  EQUITY PREMIUM
OPPORTUNITY FUND
           (JSN)

          NUVEEN
  EQUITY PREMIUM
  ADVANTAGE FUND
           (JLA)

ATTRACTIVE MONTHLY DISTRIBUTIONS AND A MEASURE OF DOWNSIDE PROTECTION FROM AN INTEGRATED INDEX OPTION AND EQUITY STRATEGY

Chairman's Letter
For period ended March 31, 2006



Dear Shareholder:

I am very pleased to report that over the 3-month period covered by this report, your Fund continued to provide you with attractive monthly income from a portfolio well positioned to play an important role in a well-balanced portfolio. For more information on your Fund's performance, please read the Portfolio Managers' Comments, the Distribution and Share Price Information, and the Performance Overview sections of this report.

Portfolio diversification is a recognized way to try to reduce some of the risk that comes with investing. Since one part of your portfolio may be going up when another is going down, portfolio diversification may help smooth your investment returns over time. In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification. Your financial advisor can explain these potential advantages in more detail. I urge you to contact him or her soon for more information on this important investment strategy.

At Nuveen Investments, our mission continues to be to assist you and your financial advisor by offering investment services and products that can help you to secure your financial objectives. We are grateful that you have chosen us as a partner as you pursue your financial goals, and we look forward to continuing to earn your trust in the months and years ahead.

Sincerely,



Timothy R. Schwertfeger
Chairman of the Board
May 3, 2006





Callout:

"In addition to providing regular monthly income, an investment like your Fund may help you achieve and benefit from greater portfolio diversification."

Portfolio Managers' Comments

These Funds feature portfolio management by Gateway Investment Advisers, L.P. (Gateway). J. Patrick Rogers and Kenneth H. Toft are the portfolio managers at Gateway responsible for investing the Funds' assets. Patrick joined Gateway in 1989. He has been President and a Director of Gateway since 1995 and is the firm's Chief Executive Officer. Ken joined Gateway in 1992 and has been Vice President and Portfolio Manager since 1997. Here Patrick and Ken talk about their management strategy and the performance of the Funds for the periods ended March 31, 2006.

WHAT WAS YOUR OVERALL MANAGEMENT STRATEGY FOR THE THREE-MONTH PERIOD ENDED MARCH 31, 2006?

During the first quarter of 2006, the Funds followed their stated strategy of selling market index calls to produce cash inflow to the portfolio. The cash flow from options, in combination with the dividend yield in the underlying stocks, has several uses:

     o    To support the Funds' dividend distributions.

     o To cover the cost of downside protection against a significant market decline over a short period of time (market index put options).

     o To lower the overall volatility of the stock portfolio versus a long-only equity fund.

To achieve this, the Funds generally sell call options at a level near the current level of the broad market (at-the-money calls) and purchase puts below the level of the market. The intended net effect is to provide short-term cash inflow with a long-term hedge against a declining market. Net cash flows in excess of the targeted distribution, if any, accrue to the NAV of a Fund. In a flat or rising market, the excess would increase the NAV of a Fund. In a falling market, any excess would help to buffer the decrease in NAV caused by falling stock values. During the first quarter of 2006, all of these objectives were met. The total return exceeded the targeted distribution and since the market increased during the period, the NAV of JPZ, JSN and JLA also increased.

HOW DID THE FUNDS PERFORM?

The performance of JPZ, JSN and JLA, as well as the performance of comparative indexes or benchmarks, is shown in the nearby chart:

Cumulative Total Return on Net Asset Value
For the 3-month period ending March 31, 2006

JPZ                                               3.36%
Comparative Index(1)                              4.15%

JSN (inception 1/26/05)                           2.99%
Comparative benchmark(2)                          4.38%

JLA (inception 5/25/05)                           3.21%
Comparative benchmark(3)                          4.59%

Past performance does not guarantee future results. Current performance may be higher or lower than the data shown.

Returns do not reflect the deduction of taxes that a shareholder may have to pay on Fund distributions or upon the sale of Fund shares.

For more information, please see the individual Performance Overview pages in this report.

(1) JPZ comparative benchmark performance is a blended return consisting of the CBOE Buy-Write Index (BXM) along with 3 month duration 7.5% out of the money put options.

(2) JSN comparative benchmark performance is a blended return consisting of: 1) 75% of the return of the S&P 500 Index, and 2) 25% of the return of the NASDAQ-100 Index, which includes 100 of the largest domestic and international non-financial companies listed on The NASDAQ Stock Market based on market capitalization. The NASDAQ-100 Index reflects companies across major industry groups including computer hardware and software, telecommunications, retail/wholesale trade and biotechnology.

(3) JLA comparative benchmark performance is a blended return consisting of: 1) 50% of the return of the S&P 500 Index, and 2) 50% of the return of the NASDAQ-100 Index.

Equity market investors had a surfeit of good news to digest and act upon in the first quarter. Retail sales responded vigorously in January to pent-up demand after a lackluster fourth quarter of 2005. The warmest January on record in many parts of the country spurred the housing markets, consumer spending and consumer confidence. Importantly, the price of natural gas, the primary fuel for heating homes in the United States, fell by 40%. While the strong economy may have signaled future advances in inflation, the Federal Reserve Board under Chairman Bernanke moved aggressively to staunch such fears. The discount rate was increased twice by 0.25% each time (January 31 and March 28) leaving it at 4.75% at quarter-end.

These favorable factors were more than sufficient to offset investors' fears, particularly with respect to the deteriorating situation in the Middle East, in effect, generating fears of a disruption of production from a major oil-producing region.

Stocks, as represented by the S&P 500 Index, delivered a total return of 4.21% during the period. This reflects a general enthusiasm for stocks that prevailed throughout the quarter. The NASDAQ 100 advanced by 3.68%, slightly less than the S&P 500 Index. The S&P 500 Index advanced all three months of the quarter, while the NASDAQ 100 increased in January and March but fell in February.

Bond investors suffered the direct effects of the two 0.25% interest rate increases as well as the indirect effects of Chairman Bernanke's comments that the current increases may not be sufficient to quell inflation. Fears of further increases in short-term interest rates, rising energy prices and China's potential unwillingness to finance our federal budget deficit caused bondholders to sell. The Lehman Brothers U.S. Intermediate Government/Credit Bond Index decreased by 0.39% during the period.

     During the quarter, the good news on the economy and corporate profits was nearly balanced by the bad news emanating from Iraq, Iran, Nigeria and Afghanistan. As a consequence, volatility (the daily change in stock prices) was very subdued. While both volatility and interest rates affect option prices, volatility is by far the dominant variable. Low volatility kept index option prices near the lower end of their historic range. For the quarter, volatility in the S&P 500 Index options market, as measured by the CBOE VIX Index, ranged between 10.74 and 14.56, a narrower range with a lower average (12.04) than the levels prevailing in 2005.

     Cash flows generated for JPZ, and for the most part JSN and JLA, are favorably impacted by high volatility in the SPX options market. During the quarter, the Funds were able to take advantage of the upper end of a muted volatility range to produce cash flows greater than the amount suggested by the average volatility during the quarter, as well as that achieved during recent prior quarters. Against the backdrop of a generally upward-trending stock market during the quarter, all three funds were able to post solid NAV returns on the strength of earned option premiums and common stock dividends.

     Both JSN and JLA include an allocation of 25% and 50%, respectively, to the NASDAQ 100 (NDX). During the quarter, the volatility measure for the NASDAQ 100, the CBOE VXN Index, increased from 14.69 to 16.31. The high for the quarter was 19.45. As with the SPX options, the higher levels provided an opportunity to exact higher cash flow levels versus recent quarters, so that both JSN and JLA met their distribution targets and added to their NAV as well. The movement in the underlying index was not as consistent as the S&P 500 Index, so some of the cash flow went to smooth the price movements in the underlying stocks. JSN and JLA had slightly smaller NAV appreciation at 0.59% and 0.80% respectively, than JPZ, whose NAV rose 1.03% as of March 31, 2006.

     During this period no major factors or events constrained the Fund's performance, across all three funds our strategy performed well.

Distribution and Share Price Information

Each Fund has a managed distribution policy designed to provide relatively stable monthly cash flow to investors. JPZ, JSN and JLA each paid steady monthly distributions over the course of the period.

Under this policy, each Fund seeks to provide a relatively stable monthly distribution paid in part out of the Fund's net investment income (primarily generated by dividends on the stocks in the Fund's portfolio), with the remainder being paid out of a combination of net realized capital gains on the Fund's portfolio investments plus the cash flows generated by each Fund's index option strategy. This portion of the distributions will consist of either net realized capital gains (a combination of long-term and short-term), a return of capital (representing in most cases, to at least a large extent, net unrealized gains), or some combination of the two. The final composition of the characteristics of the distributions cannot be determined with certainty until after the end of the Fund's fiscal year. That final composition will depend on several factors, most importantly the amount of realized gains and losses on the Fund's portfolio securities, and the amount of gains and losses realized in connection with the call options sold by the Fund and the put options purchased by the Fund.

At the end of the reporting period, the Funds' share prices were trading relative to their NAV's as shown in the accompanying chart:


                 3/31/06 Discount/Premium      Average Period Discount/Premium
JPZ                      -0.48%                             -1.33%
JSN                      +0.69%                             -1.32%
JLA                      -0.21%                             -1.78%

Nuveen Equity Premium Income Fund
JPZ

Performance
     OVERVIEW  As of March 31, 2006

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
-------------------------------------
Common Stocks                   93.7%
-------------------------------------
Put Options                      0.1%
-------------------------------------
Short-Term Investments           6.2%
-------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Apr                            0.1420
May                            0.1420
Jun                            0.1420
Jul                            0.1420
Aug                            0.1420
Sep                            0.1420
Oct                            0.1420
Nov                            0.1420
Dec                            0.1420
Jan                            0.1420
Feb                            0.1420
Mar                            0.1420

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

  4/1/2005          19.87
  4/8/2005          20.12
 4/15/2005          19.94
 4/22/2005          19.85
 4/29/2005          19.98
  5/6/2005          20.15
 5/13/2005          20.15
 5/20/2005          20.08
 5/27/2005          20.05
  6/3/2005          20.14
 6/10/2005          20.41
 6/17/2005          20.24
 6/24/2005          20.09
  7/1/2005          20.25
  7/8/2005          20.49
 7/15/2005          20.61
 7/22/2005          20.59
 7/29/2005          20.44
  8/5/2005          20.65
 8/12/2005          20.55
 8/19/2005          20.40
 8/26/2005          20.38
  9/2/2005          20.50
  9/9/2005          20.50
 9/16/2005          20.21
 9/23/2005          20.04
 9/30/2005          19.88
 10/7/2005          20.15
10/14/2005          19.81
10/21/2005          19.46
10/28/2005          19.26
 11/4/2005          19.29
11/11/2005          18.90
11/18/2005          18.47
11/25/2005          18.50
 12/2/2005          17.76
 12/9/2005          17.46
12/16/2005          17.01
12/23/2005          16.94
12/30/2005          17.38
  1/6/2006          18.05
 1/13/2006          18.10
 1/20/2006          18.10
 1/27/2006          18.30
  2/3/2006          18.20
 2/10/2006          18.30
 2/17/2006          18.24
 2/24/2006          18.48
  3/3/2006          18.94
 3/10/2006          18.61
 3/17/2006          18.29
 3/24/2006          18.39
 3/31/2006          18.58

FUND SNAPSHOT
------------------------------------
Share Price                   $18.58
------------------------------------
Net Asset Value               $18.67
------------------------------------
Premium/(Discount) to NAV     -0.48%
------------------------------------
Market Yield(1)                9.17%
------------------------------------
Net Assets ($000)           $715,278
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 10/26/04)
------------------------------------
           ON SHARE PRICE     ON NAV
------------------------------------
3-Month
(Cumulative)        9.37%      3.36%
------------------------------------
1 Year              2.08%      7.42%
------------------------------------
Since
Inception           3.29%      7.05%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Pharmaceuticals                 7.9%
------------------------------------
Commercial Banks                6.8%
------------------------------------
Oil, Gas & Consumable Fuels     6.3%
------------------------------------
Diversified Financial
Services                        5.8%
------------------------------------
Industrial Conglomerates        4.8%
------------------------------------
Diversified Telecommunication
Services                        3.9%
------------------------------------
Software                        3.6%
------------------------------------
Insurance                       3.4%
------------------------------------
Semiconductors & Equipment      3.1%
------------------------------------
Specialty Retail                3.1%
------------------------------------
Chemicals                       2.8%
------------------------------------
Tobacco                         2.7%
------------------------------------
Communications Equipment        2.5%
------------------------------------
Real Estate                     2.3%
------------------------------------
Aerospace & Defense             2.3%
------------------------------------
Energy Equipment & Services     2.3%
------------------------------------
Capital Markets                 2.2%
------------------------------------
Computers & Peripherals         2.2%
------------------------------------
Household Products              2.1%
------------------------------------
Health Care Providers &
Services                        1.7%
------------------------------------
Machinery                       1.7%
------------------------------------
Commercial Services &
Supplies                        1.6%
------------------------------------
Electric Utilities              1.6%
------------------------------------
Gas Utilities                   1.5%
------------------------------------
Household Durables              1.5%
------------------------------------
Put Options                     0.1%
------------------------------------
Short-Term Investments          6.2%
------------------------------------
Other                          14.0%
------------------------------------

(1) Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Opportunity Fund
JSN

Performance
     OVERVIEW  As of March 31, 2006

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
-------------------------------------
Common Stocks                   94.6%
-------------------------------------
Put Options                      0.2%
-------------------------------------
Short-Term Investments           5.2%
-------------------------------------


Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Apr                            0.1480
May                            0.1480
Jun                            0.1480
Jul                            0.1480
Aug                            0.1480
Sep                            0.1480
Oct                            0.1480
Nov                            0.1480
Dec                            0.1480
Jan                            0.1480
Feb                            0.1480
Mar                            0.1480

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

  4/1/2005            19.35
  4/8/2005            19.73
 4/15/2005            19.29
 4/22/2005            19.45
 4/29/2005            19.40
  5/6/2005            19.65
 5/13/2005            19.42
 5/20/2005            19.55
 5/27/2005            19.60
  6/3/2005            19.74
 6/10/2005            19.86
 6/17/2005            19.83
 6/24/2005            19.60
  7/1/2005            19.74
  7/8/2005            19.93
 7/15/2005            19.97
 7/22/2005            19.97
 7/29/2005            19.95
  8/5/2005            19.99
 8/12/2005            19.98
 8/19/2005            19.75
 8/26/2005            19.80
  9/2/2005            19.92
  9/9/2005            19.94
 9/16/2005            19.86
 9/23/2005            19.53
 9/30/2005            19.46
 10/7/2005            19.79
10/14/2005            19.50
10/21/2005            19.19
10/28/2005            19.11
 11/4/2005            19.44
11/11/2005            19.16
11/18/2005            18.83
11/25/2005            18.31
 12/2/2005            18.20
 12/9/2005            17.67
12/16/2005            17.36
12/23/2005            16.99
12/30/2005            17.39
  1/6/2006            18.12
 1/13/2006            18.19
 1/20/2006            18.04
 1/27/2006            18.19
  2/3/2006            18.54
 2/10/2006            18.57
 2/17/2006            18.40
 2/24/2006            18.54
  3/3/2006            18.89
 3/10/2006            18.84
 3/17/2006            18.58
 3/24/2006            18.92
 3/31/2006            18.90


FUND SNAPSHOT
------------------------------------
Share Price                   $18.90
------------------------------------
Net Asset Value               $18.77
------------------------------------
Premium/(Discount) to NAV      0.69%
------------------------------------
Market Yield(1)                9.40%
------------------------------------
Net Assets ($000)         $1,232,652
------------------------------------

AVERAGE ANNUAL TOTAL RETURN
(Inception 1/26/05)
------------------------------------
           ON SHARE PRICE     ON NAV
------------------------------------
3-Month
(Cumulative)       11.28%      2.99%
------------------------------------
1-Year              6.63%      8.76%
------------------------------------
Since
Inception           4.00%      7.43%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Pharmaceuticals                 6.8%
------------------------------------
Software                        6.5%
------------------------------------
Semiconductors & Equipment      5.5%
------------------------------------
Communications Equipment        5.4%
------------------------------------
Commercial Banks                4.8%
------------------------------------
Diversified Financial
Services                        4.7%
------------------------------------
Oil, Gas & Consumable Fuels     4.7%
------------------------------------
Computers & Peripherals         4.2%
------------------------------------
Industrial Conglomerates        3.6%
------------------------------------
Diversified
Telecommunication Services      3.1%
------------------------------------
Biotechnology                   2.7%
------------------------------------
Specialty Retail                2.5%
------------------------------------
Internet Software & Services    2.5%
------------------------------------
Insurance                       2.3%
------------------------------------
Aerospace & Defense             2.0%
------------------------------------
Energy Equipment & Services     2.0%
------------------------------------
Media                           1.9%
------------------------------------
Capital Markets                 1.9%
------------------------------------
Commercial Services &
Supplies                        1.9%
------------------------------------
Tobacco                         1.8%
------------------------------------
Real Estate                     1.8%
------------------------------------
Health Care Providers &
Services                        1.7%
------------------------------------
Chemicals                       1.6%
------------------------------------
Machinery                       1.5%
------------------------------------
Household Products              1.3%
------------------------------------
Food & Staples Retailing        1.3%
------------------------------------
Put Options                     0.2%
------------------------------------
Short-Term Investments          5.2%
------------------------------------
Other                          14.6%
------------------------------------

(1) Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

Nuveen Equity Premium Advantage Fund
JLA

Performance
     OVERVIEW  As of March 31, 2006

Pie Chart:
PORTFOLIO ALLOCATION
(as a % of total investments)
-------------------------------------
Common Stocks                   94.5%
-------------------------------------
Put Options                      0.2%
-------------------------------------
Short-Term Investments           5.3%
-------------------------------------

Bar Chart:
2005-2006 MONTHLY DISTRIBUTIONS PER SHARE

Jul                            0.1510
Aug                            0.1510
Sep                            0.1510
Oct                            0.1510
Nov                            0.1510
Dec                            0.1510
Jan                            0.1510
Feb                            0.1510
Mar                            0.1510

Line Chart:
SHARE PRICE PERFORMANCE
Weekly Closing Price
Past performance is not predictive of future results.

 5/25/2005            20.00
 5/27/2005            20.02
  6/3/2005            20.01
 6/10/2005            20.00
 6/17/2005            20.01
 6/24/2005            20.00
  7/1/2005            19.75
  7/8/2005            20.00
 7/15/2005            20.00
 7/22/2005            19.99
 7/29/2005            20.07
  8/5/2005            20.09
 8/12/2005            20.00
 8/19/2005            20.07
 8/26/2005            20.04
  9/2/2005            20.18
  9/9/2005            20.34
 9/16/2005            20.10
 9/23/2005            19.91
 9/30/2005            19.76
 10/7/2005            19.87
10/14/2005            19.92
10/21/2005            19.35
10/28/2005            19.43
 11/4/2005            19.39
11/11/2005            19.18
11/18/2005            18.99
11/25/2005            18.52
 12/2/2005            18.82
 12/9/2005            18.42
12/16/2005            17.58
12/23/2005            17.45
12/30/2005            17.56
  1/6/2006            18.37
 1/13/2006            18.45
 1/20/2006            18.45
 1/27/2006            18.37
  2/3/2006            18.81
 2/10/2006            18.90
 2/17/2006            18.63
 2/24/2006            18.64
  3/3/2006            19.00
 3/10/2006            18.92
 3/17/2006            18.78
 3/24/2006            18.62
 3/31/2006            18.95

FUND SNAPSHOT
------------------------------------
Share Price                   $18.95
------------------------------------
Net Asset Value               $18.99
------------------------------------
Premium/(Discount) to NAV     -0.21%
------------------------------------
Market Yield(1)                9.56%
------------------------------------
Net Assets ($000)           $486,692
------------------------------------

CUMULATIVE TOTAL RETURN
(Inception 5/25/05)
------------------------------------
           ON SHARE PRICE    ON NAV
------------------------------------
3-Month            10.53%      3.21%
------------------------------------
Since
Inception           1.85%      6.75%
------------------------------------

INDUSTRIES
(as a % of total investments)
------------------------------------
Software                       10.1%
------------------------------------
Communications Equipment        7.7%
------------------------------------
Semiconductors & Equipment      6.9%
------------------------------------
Computers & Peripherals         5.8%
------------------------------------
Pharmaceuticals                 5.1%
------------------------------------
Biotechnology                   4.7%
------------------------------------
Commercial Banks                3.4%
------------------------------------
Oil, Gas & Consumable Fuels     3.3%
------------------------------------
Internet Software & Services    3.0%
------------------------------------
Media                           3.0%
------------------------------------
Diversified Financial
Services                        2.9%
------------------------------------
Commercial Services &
Supplies                        2.7%
------------------------------------
Hotels, Restaurants &
Leisure                         2.3%
------------------------------------
Industrial Conglomerates        2.2%
------------------------------------
Specialty Retail                2.1%
------------------------------------
Diversified Telecommunication
Services                        2.1%
------------------------------------
Insurance                       1.8%
------------------------------------
Capital Markets                 1.6%
------------------------------------
Energy Equipment & Services     1.4%
------------------------------------
Machinery                       1.4%
------------------------------------
Health Care Providers &
Services                        1.3%
------------------------------------
Multiline Retail                1.3%
------------------------------------
Food & Staples Retailing        1.2%
------------------------------------
Health Care Equipment &
Supplies                        1.2%
------------------------------------
Real Estate                     1.1%
------------------------------------
Put Options                     0.2%
------------------------------------
Short-Term Investments          5.3%
------------------------------------
Other                          14.9%
------------------------------------

(1) Market yield is based on the Fund's current annualized monthly distribution divided by the Fund's current market price. The Fund's monthly distributions to its shareholders may be comprised of ordinary income, net realized capital gains and, if at the end of the calendar year the Fund's cumulative net ordinary income and net realized gains are less than the amount of the Fund's distributions, a return of capital for tax purposes.

                     Nuveen Equity Premium Income Fund (JPZ)
                     PORTFOLIO OF INVESTMENTS March 31, 2006 (Unaudited)


        SHARES       DESCRIPTION                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 95.7%

                     AEROSPACE & DEFENSE - 2.3%

        71,400       Boeing Company                                                                                $       5,564,202
       100,000       Honeywell International Inc.                                                                          4,277,000
         2,600       Northrop Grumman Corporation                                                                            177,554
        32,000       Raytheon Company                                                                                      1,466,880
        89,400       United Technologies Corporation                                                                       5,182,518
------------------------------------------------------------------------------------------------------------------------------------
                     Total Aerospace & Defense                                                                            16,668,154
                     ---------------------------------------------------------------------------------------------------------------

                     AIR FREIGHT & LOGISTICS - 0.3%

        29,400       United Parcel Service, Inc., Class B                                                                  2,333,772
------------------------------------------------------------------------------------------------------------------------------------

                     AIRLINES - 0.1%

         2,500       AirTrans Holdings, Inc., (1)                                                                             45,275
        22,200       AMR Corporation-DEL,  (1)                                                                               600,510
        14,800       Continental Airlines, Inc.,  (1)                                                                        398,120
        50,400       Northwest Airlines Corporation,  (1)                                                                     22,680
------------------------------------------------------------------------------------------------------------------------------------
                     Total Airlines                                                                                        1,066,585
                     ---------------------------------------------------------------------------------------------------------------

                     AUTO COMPONENTS - 0.1%

        11,000       American Axle & Manufacturing Holdings, Inc.                                                            188,430
        27,900       Lear Corporation                                                                                        494,667
------------------------------------------------------------------------------------------------------------------------------------
                     Total Auto Components                                                                                   683,097
                     ---------------------------------------------------------------------------------------------------------------

                     AUTOMOBILES - 0.3%

       188,200       Ford Motor Company                                                                                    1,498,072
        35,700       General Motors Corporation                                                                              759,339
------------------------------------------------------------------------------------------------------------------------------------
                     Total Automobiles                                                                                     2,257,411
                     ---------------------------------------------------------------------------------------------------------------

                     BEVERAGES - 0.9%

        91,100       Coca-Cola Company                                                                                     3,814,357
        40,500       PepsiCo, Inc.                                                                                         2,340,495
------------------------------------------------------------------------------------------------------------------------------------
                     Total Beverages                                                                                       6,154,852
                     ---------------------------------------------------------------------------------------------------------------

                     BIOTECHNOLOGY - 0.6%

        50,500       Amgen Inc.,  (1)                                                                                      3,673,875
         2,500       Genentech, Inc.,  (1)                                                                                   211,275
         4,600       Gilead Sciences, Inc.,  (1)                                                                             286,212
------------------------------------------------------------------------------------------------------------------------------------
                     Total Biotechnology                                                                                   4,171,362
                     ---------------------------------------------------------------------------------------------------------------

                     CAPITAL MARKETS - 2.3%

        39,400       Charles Schwab Corporation                                                                              678,074
        19,900       Goldman Sachs Group, Inc.                                                                             3,123,504
         5,100       Jefferies Group, Inc.                                                                                   298,350
        20,300       Legg Mason, Inc.                                                                                      2,544,199
        26,500       Merrill Lynch & Co., Inc.                                                                             2,087,140
        96,100       Morgan Stanley                                                                                        6,037,002
        59,100       Waddell & Reed Financial, Inc., Class A                                                               1,365,210
------------------------------------------------------------------------------------------------------------------------------------
                     Total Capital Markets                                                                                16,133,479
                     ---------------------------------------------------------------------------------------------------------------

                     CHEMICALS - 2.8%

       116,400       Dow Chemical Company                                                                                  4,725,840
       160,500       E.I. Du Pont de Nemours and Company                                                                   6,774,705
        40,400       Eastman Chemical Company                                                                              2,067,672
        47,800       Lubrizol Corporation                                                                                  2,048,230
        42,800       Lyondell Chemical Company                                                                               851,720
        22,100       NL Industries, Inc.                                                                                     234,923
        86,400       Olin Corporation                                                                                      1,855,008
        91,100       RPM International, Inc.                                                                               1,634,334
         7,863       Tronox Incorporated, Class B                                                                            133,592
------------------------------------------------------------------------------------------------------------------------------------
                     Total Chemicals                                                                                      20,326,024
                     ---------------------------------------------------------------------------------------------------------------

                     COMMERCIAL BANKS - 7.0%

         3,500       Australia and New Zealand Banking Group Limited, Sponsored ADR                                          332,220
       429,381       Bank of America Corporation                                                                          19,554,011
        46,900       HSBC Holdings PLC, Sponsored ADR                                                                      3,929,282
       145,300       Lloyds TSB Group PLC, Sponsored ADR                                                                   5,592,597
         7,600       National Australia Bank Limited, Sponsored ADR                                                        1,022,580




       175,300       U.S. Bancorp.                                                                                 $       5,346,650
       106,300       Wachovia Corporation                                                                                  5,958,115
        34,100       Washington Mutual, Inc.                                                                               1,453,342
       100,900       Wells Fargo & Company                                                                                 6,444,483
         1,900       Westpac Banking Corporation                                                                             161,443
------------------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Banks                                                                               49,794,723
                     ---------------------------------------------------------------------------------------------------------------

                     COMMERCIAL SERVICES & SUPPLIES - 1.7%

         2,600       Administaff, Inc.                                                                                       141,336
        56,300       Automatic Data Processing, Inc.                                                                       2,571,784
         3,800       Avery Dennison Corporation                                                                              222,224
         4,000       Career Education Corporation,  (1)                                                                      150,920
         7,100       Cendant Corporation                                                                                     123,185
         2,000       CheckFree Corp.,  (1)                                                                                   101,000
        55,100       Deluxe Corporation                                                                                    1,441,967
         4,200       Fair Isaac Corporation                                                                                  166,404
         1,600       ITT Educational Services, Inc.,  (1)                                                                    102,480
         3,000       Manpower Inc.                                                                                           171,540
        31,000       Paychex, Inc.                                                                                         1,291,460
         5,800       Priceline.com Incorporated,  (1)                                                                        144,072
         8,500       R.R. Donnelley & Sons Company                                                                           278,120
       117,800       ServiceMaster Company                                                                                 1,545,536
        37,900       Standard Register Company                                                                               587,450
        78,600       Synagro Technologies, Inc.                                                                              393,000
        72,000       Waste Management, Inc.                                                                                2,541,600
------------------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Services & Supplies                                                                 11,974,078
                     ---------------------------------------------------------------------------------------------------------------

                     COMMUNICATIONS EQUIPMENT - 2.6%

        16,300       ADTRAN, Inc.                                                                                            426,734
        30,600       Avaya Inc.,  (1)                                                                                        345,780
        61,800       Ciena Corporation,  (1)                                                                                 321,978
       263,500       Cisco Systems, Inc.,  (1)                                                                             5,710,045
        68,200       Corning Incorporated,  (1)                                                                            1,835,262
        95,000       JDS Uniphase Corporation,  (1)                                                                          396,150
       149,100       Motorola, Inc.                                                                                        3,415,881
       118,300       QUALCOMM Inc.                                                                                         5,987,163
------------------------------------------------------------------------------------------------------------------------------------
                     Total Communications Equipment                                                                       18,438,993
                     ---------------------------------------------------------------------------------------------------------------

                     COMPUTERS & PERIPHERALS - 2.2%

        38,000       Apple Computer, Inc.,  (1)                                                                            2,383,360
        61,900       Dell Inc.,  (1)                                                                                       1,842,144
       129,100       Hewlett-Packard Company                                                                               4,247,390
        87,100       International Business Machines Corporation (IBM)                                                     7,183,137
        13,700       McAfee Inc.,  (1)                                                                                       333,321
------------------------------------------------------------------------------------------------------------------------------------
                     Total Computers & Peripherals                                                                        15,989,352
                     ---------------------------------------------------------------------------------------------------------------

                     CONTAINERS & PACKAGING - 0.7%

         9,900       Chesapeake Corporation                                                                                  137,412
        49,300       Packaging Corp of America                                                                             1,106,292
       106,700       Sonoco Products Company                                                                               3,613,929
------------------------------------------------------------------------------------------------------------------------------------
                     Total Containers & Packaging                                                                          4,857,633
                     ---------------------------------------------------------------------------------------------------------------

                     DIVERSIFIED FINANCIAL SERVICES - 5.9%

        16,900       A. G. Edwards, Inc.                                                                                     842,634
        32,300       AllianceBernstein Holding Limited Partnership                                                         2,139,875
        12,000       American Express Company                                                                                630,600
         8,700       Chicago Merchantile Exchange                                                                          3,893,250
       458,000       Citigroup Inc.                                                                                       21,631,340
        11,400       Gladstone Capital Corporation                                                                           245,670
       314,050       JPMorgan Chase & Co.                                                                                 13,077,042
------------------------------------------------------------------------------------------------------------------------------------
                     Total Diversified Financial Services                                                                 42,460,411
                     ---------------------------------------------------------------------------------------------------------------

                     DIVERSIFIED TELECOMMUNICATION SERVICES - 4.0%

       359,379       AT&T Inc.                                                                                             9,717,608
       183,600       BellSouth Corporation                                                                                 6,361,740
       220,900       Citizens Communications Company                                                                       2,931,343
       104,987       Sprint Nextel Corporation                                                                             2,712,864
        11,600       Telstra Corporation Limited, ADR                                                                        155,556



       192,900       Verizon Communications Inc.                                                                   $       6,570,174
------------------------------------------------------------------------------------------------------------------------------------
                     Total Diversified Telecommunication Services                                                         28,449,285
                     ---------------------------------------------------------------------------------------------------------------

                     ELECTRIC UTILITIES - 1.6%

        27,000       Ameren Corporation                                                                                    1,345,140
        20,900       Consolidated Edison, Inc.                                                                               909,150
        21,900       DPL Inc.                                                                                                591,300
        72,700       Duquesne Light Holdings Inc.                                                                          1,199,550
        93,800       Great Plains Energy Incorporated                                                                      2,640,470
        60,600       OGE Energy Corp.                                                                                      1,757,400
        80,800       Pepco Holdings, Inc.                                                                                  1,841,432
        32,400       Progress Energy, Inc.                                                                                 1,424,952
------------------------------------------------------------------------------------------------------------------------------------
                     Total Electric Utilities                                                                             11,709,394
                     ---------------------------------------------------------------------------------------------------------------

                     ELECTRICAL EQUIPMENT - 1.1%

        10,800       American Power Conversion Corporation                                                                   249,588
        61,200       Emerson Electric Co.                                                                                  5,118,156
        30,600       Hubbell Incorporated, Class B                                                                         1,568,556
        13,800       Rockwell Automation, Inc.                                                                               992,358
------------------------------------------------------------------------------------------------------------------------------------
                     Total Electrical Equipment                                                                            7,928,658
                     ---------------------------------------------------------------------------------------------------------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.1%

        33,800       Gentex Corporation                                                                                      590,148
         5,700       Parker Hannifin Corporation                                                                             459,477
------------------------------------------------------------------------------------------------------------------------------------
                     Total Electronic Equipment & Instruments                                                              1,049,625
                     ---------------------------------------------------------------------------------------------------------------

                     ENERGY EQUIPMENT & SERVICES - 2.3%

        21,300       Diamond Offshore Drilling, Inc.                                                                       1,906,350
        29,900       ENSCO International Incorporated                                                                      1,538,355
        55,800       Halliburton Company                                                                                   4,074,516
         2,000       National-Oilwell Varco Inc.,  (1)                                                                       128,240
        11,600       Patterson-UTI Energy, Inc.                                                                              370,736
        39,600       Schlumberger Limited                                                                                  5,012,172
        17,600       Smith International, Inc.                                                                               685,696
        46,500       Tidewater Inc.                                                                                        2,568,195
         3,000       Transocean Inc.,  (1)                                                                                   240,900
------------------------------------------------------------------------------------------------------------------------------------
                     Total Energy Equipment & Services                                                                    16,525,160
                     ---------------------------------------------------------------------------------------------------------------

                     FOOD & STAPLES RETAILING - 1.5%

       100,200       Albertson's, Inc.                                                                                     2,572,134
         4,800       Longs Drug Stores Corporation                                                                           222,144
        10,000       Walgreen Co.                                                                                            431,300
       133,600       Wal-Mart Stores, Inc.                                                                                 6,311,264
        13,400       Whole Foods Market, Inc.                                                                                890,296
------------------------------------------------------------------------------------------------------------------------------------
                     Total Food & Staples Retailing                                                                       10,427,138
                     ---------------------------------------------------------------------------------------------------------------

                     FOOD PRODUCTS - 0.5%

        72,500       ConAgra Foods, Inc.                                                                                   1,555,850
       109,400       Sara Lee Corporation                                                                                  1,956,072
------------------------------------------------------------------------------------------------------------------------------------
                     Total Food Products                                                                                   3,511,922
                     ---------------------------------------------------------------------------------------------------------------

                     GAS UTILITIES - 1.5%

        28,200       AGL Resources Inc.                                                                                    1,016,610
       141,200       Atmos Energy Corporation                                                                              3,717,796
        18,200       KeySpan Corporation                                                                                     743,834
        81,800       Nicor Inc.                                                                                            3,236,008
        65,700       Peoples Energy Corporation                                                                            2,341,548
------------------------------------------------------------------------------------------------------------------------------------
                     Total Gas Utilities                                                                                  11,055,796
                     ---------------------------------------------------------------------------------------------------------------

                     HEALTH CARE EQUIPMENT & SUPPLIES - 0.6%

        35,700       Baxter International Inc.                                                                             1,385,517
         1,300       Cardinal Health, Inc.                                                                                    96,876
        15,600       Guidant Corporation                                                                                   1,217,736
        28,900       Medtronic, Inc.                                                                                       1,466,675
------------------------------------------------------------------------------------------------------------------------------------
                     Total Health Care Equipment & Supplies                                                                4,166,804
                     ---------------------------------------------------------------------------------------------------------------

                     HEALTH CARE PROVIDERS & SERVICES - 1.7%

        18,000       Aetna Inc.                                                                                              884,520
        21,800       Caremark Rx, Inc.,  (1)                                                                               1,072,124
        15,450       Coventry Health Care, Inc.,  (1)                                                                        833,991
         8,900       HCA, Inc.                                                                                               407,531



         7,000       Humana Inc.,  (1)                                                                             $         368,550
         6,700       Mentor Corporation                                                                                      303,577
         2,100       Omnicare, Inc.                                                                                          115,479
        92,170       UnitedHealth Group Incorporated                                                                       5,148,616
         7,900       Universal Health Services, Inc., Class B                                                                401,241
        36,800       Wellpoint Inc.,  (1)                                                                                  2,849,424
------------------------------------------------------------------------------------------------------------------------------------
                     Total Health Care Providers & Services                                                               12,385,053
                     ---------------------------------------------------------------------------------------------------------------

                     HOTELS, RESTAURANTS & LEISURE - 0.7%

        23,300       GTECH Holdings Corporation                                                                              793,365
        28,800       International Game Technology                                                                         1,014,336
        86,900       McDonald's Corporation                                                                                2,985,884
------------------------------------------------------------------------------------------------------------------------------------
                     Total Hotels, Restaurants & Leisure                                                                   4,793,585
                     ---------------------------------------------------------------------------------------------------------------

                     HOUSEHOLD DURABLES - 1.5%

         3,400       Black & Decker Corporation                                                                              295,426
        10,100       Lennar Corporation, Class A                                                                             609,838
        27,900       Maytag Corporation                                                                                      595,107
       107,400       Newell Rubbermaid Inc.                                                                                2,705,406
        12,400       Snap-on Incorporated                                                                                    472,688
        25,600       Stanley Works                                                                                         1,296,896
       106,700       Tupperware Corporation                                                                                2,196,953
        26,600       Whirlpool Corporation                                                                                 2,433,102
------------------------------------------------------------------------------------------------------------------------------------
                     Total Household Durables                                                                             10,605,416
                     ---------------------------------------------------------------------------------------------------------------

                     HOUSEHOLD PRODUCTS - 2.2%

        53,200       Colgate-Palmolive Company                                                                             3,037,720
       216,287       Procter & Gamble Company                                                                             12,462,457
------------------------------------------------------------------------------------------------------------------------------------
                     Total Household Products                                                                             15,500,177
                     ---------------------------------------------------------------------------------------------------------------

                     INDUSTRIAL CONGLOMERATES - 4.9%

        64,800       3M Co.                                                                                                4,904,712
       754,300       General Electric Company                                                                             26,234,554
        27,800       Genuine Parts Company                                                                                 1,218,474
         7,400       Tomkins PLC, Sponsored ADR                                                                              174,418
        95,500       Tyco International Ltd.                                                                               2,567,040
------------------------------------------------------------------------------------------------------------------------------------
                     Total Industrial Conglomerates                                                                       35,099,198
                     ---------------------------------------------------------------------------------------------------------------

                     INSURANCE - 3.4%

        36,800       Allstate Corporation                                                                                  1,917,648
       144,400       American International Group, Inc.                                                                    9,543,396
        64,300       Arthur J. Gallagher & Co.                                                                             1,788,183
        30,700       Converium Holding AG, ADR,  (1)                                                                         190,954
        35,200       Fidelity National Financial, Inc.                                                                     1,250,656
        12,500       Hartford Financial Services Group, Inc.                                                               1,006,875
         1,500       Jefferson-Pilot Corporation                                                                              83,910
        42,100       Lincoln National Corporation                                                                          2,298,239
        76,500       Marsh & McLennan Companies, Inc.                                                                      2,246,040
        19,200       Mercury General Corporation                                                                           1,054,080
        57,800       Unitrin, Inc.                                                                                         2,688,278
         8,300       XL Capital Ltd, Class A                                                                                 532,113
------------------------------------------------------------------------------------------------------------------------------------
                     Total Insurance                                                                                      24,600,372
                     ---------------------------------------------------------------------------------------------------------------

                     INTERNET & CATALOG RETAIL - 0.2%

        23,200       Amazon.com, Inc.,  (1)                                                                                  847,032
         9,437       Expedia, Inc.,  (1)                                                                                     191,288
         9,437       IAC/InterActiveCorp.,  (1)                                                                              278,108
------------------------------------------------------------------------------------------------------------------------------------
                     Total Internet & Catalog Retail                                                                       1,316,428
                     ---------------------------------------------------------------------------------------------------------------

                     INTERNET SOFTWARE & SERVICES - 1.3%

        56,000       eBay Inc.,  (1)                                                                                       2,187,360
         8,200       F5 Networks, Inc.,  (1)                                                                                 594,418
         5,900       Google Inc., Class A,  (1)                                                                            2,301,000
       110,000       United Online, Inc.                                                                                   1,414,600
        93,700       Yahoo! Inc.,  (1)                                                                                     3,022,762
------------------------------------------------------------------------------------------------------------------------------------
                     Total Internet Software & Services                                                                    9,520,140
                     ---------------------------------------------------------------------------------------------------------------

                     IT SERVICES - 0.1%

         2,050       FactSet Research Systems Inc.                                                                            90,918


         8,900       WebEx Communications, Inc.,  (1)                                                              $         299,663
------------------------------------------------------------------------------------------------------------------------------------
                     Total IT Services                                                                                       390,581
                     ---------------------------------------------------------------------------------------------------------------

                     LEISURE EQUIPMENT & PRODUCTS - 0.2%

        20,400       Eastman Kodak Company                                                                                   580,176
        58,700       Mattel, Inc.                                                                                          1,064,231
------------------------------------------------------------------------------------------------------------------------------------
                     Total Leisure Equipment & Products                                                                    1,644,407
                     ---------------------------------------------------------------------------------------------------------------

                     MACHINERY - 1.7%

        24,100       Briggs & Stratton Corporation                                                                           852,417
        75,600       Caterpillar Inc.                                                                                      5,428,836
         1,000       Cummins Inc.                                                                                            105,100
         5,000       Deere & Company                                                                                         395,250
         1,000       Eaton Corporation                                                                                        72,970
        13,600       Graco Inc.                                                                                              617,848
         1,600       Illinois Tool Works Inc.                                                                                154,096
        11,800       Ingersoll-Rand Company - Class A                                                                        493,122
        17,100       Pentair, Inc.                                                                                           696,825
        59,400       SPX Corporation                                                                                       3,173,148
        12,000       Timken Company                                                                                          387,240
------------------------------------------------------------------------------------------------------------------------------------
                     Total Machinery                                                                                      12,376,852
                     ---------------------------------------------------------------------------------------------------------------

                     MEDIA - 1.1%

         2,800       Clear Channel Communications, Inc.                                                                       81,228
        13,000       Omnicom Group Inc.                                                                                    1,082,250
       232,700       Regal Entertainment Group, Class A                                                                    4,377,087
         2,700       Reuters Group PLC, Sponsored ADR                                                                        111,132
        78,100       Sirius Satellite Radio Inc.,  (1)                                                                       396,748
         5,600       ValueClick, Inc.,  (1)                                                                                   94,752
         6,350       Viacom Inc., Class B,  (1)                                                                              246,380
        48,000       Walt Disney Company                                                                                   1,338,720
         4,700       Westwood One, Inc.                                                                                       51,888
------------------------------------------------------------------------------------------------------------------------------------
                     Total Media                                                                                           7,780,185
                     ---------------------------------------------------------------------------------------------------------------

                     METALS & MINING - 1.0%

        40,200       Alcoa Inc.                                                                                            1,228,512
        14,400       CONSOL Energy Inc.                                                                                    1,067,904
         1,300       Freeport-McMoRan Copper & Gold, Inc.                                                                     77,701
        16,000       Nucor Corporation                                                                                     1,676,640
         2,600       Phelps Dodge Corporation                                                                                209,378
        25,200       Southern Copper Corporation                                                                           2,128,896
         6,900       USEC Inc.                                                                                                83,145
        50,800       Worthington Industries, Inc.                                                                          1,019,048
------------------------------------------------------------------------------------------------------------------------------------
                     Total Metals & Mining                                                                                 7,491,224
                     ---------------------------------------------------------------------------------------------------------------

                     MULTILINE RETAIL - 0.7%

        19,001       Federated Department Stores, Inc.                                                                     1,387,073
         1,700       J.C. Penney Company, Inc.                                                                               102,697
        55,400       Nordstrom, Inc.                                                                                       2,170,572
         7,900       Sears Holding Corporation,  (1)                                                                       1,044,696
------------------------------------------------------------------------------------------------------------------------------------
                     Total Multiline Retail                                                                                4,705,038
                     ---------------------------------------------------------------------------------------------------------------

                     MULTI-UTILITIES - 1.5%

       125,900       Duke Energy Corporation                                                                               3,669,985
        28,500       National Fuel Gas Company                                                                               932,520
        10,400       National Grid PLC, Sponsored ADR                                                                        516,152
        49,100       ONEOK, Inc.                                                                                           1,583,475
        32,100       Public Service Enterprise Group Incorporated                                                          2,055,684
        59,600       United Utilities PLC, Sponsored ADR                                                                   1,445,300
        10,700       Vectren Corporation                                                                                     282,266
------------------------------------------------------------------------------------------------------------------------------------
                     Total Multi-Utilities                                                                                10,485,382
                     ---------------------------------------------------------------------------------------------------------------

                     OIL, GAS & CONSUMABLE FUELS - 6.5%

         7,000       Burlington Resources Inc.                                                                               643,370
         6,700       Chesapeake Energy Corporation                                                                           210,447
       151,900       ChevronTexaco Corporation                                                                             8,805,643
        59,700       ConocoPhillips                                                                                        3,770,055
         8,000       EOG Resources, Inc.                                                                                     576,000
       437,600       Exxon Mobil Corporation                                                                              26,632,336


        39,000       Kerr-McGee Corporation                                                                        $       3,723,720
           700       Occidental Petroleum Corporation                                                                         64,855
         4,700       Royal Dutch Shell PLC, Class A, ADR                                                                     292,622
        25,600       Valero Energy Corporation                                                                             1,530,368
------------------------------------------------------------------------------------------------------------------------------------
                     Total Oil, Gas & Consumable Fuels                                                                    46,249,416
                     ---------------------------------------------------------------------------------------------------------------

                     PAPER & FOREST PRODUCTS - 0.0%

         2,900       Potlatch Corporation                                                                                    124,236
------------------------------------------------------------------------------------------------------------------------------------

                     PHARMACEUTICALS - 8.1%

       111,700       Abbott Laboratories                                                                                   4,743,899
       350,400       Bristol-Myers Squibb Company                                                                          8,623,344
        78,800       Eli Lilly and Company                                                                                 4,357,640
        36,200       GlaxoSmithKline PLC, ADR                                                                              1,893,622
       207,300       Johnson & Johnson                                                                                    12,276,306
       254,400       Merck & Co. Inc.                                                                                      8,962,512
       531,200       Pfizer Inc.                                                                                          13,237,504
        36,000       Schering-Plough Corporation                                                                             683,640
        67,600       Wyeth                                                                                                 3,279,952
------------------------------------------------------------------------------------------------------------------------------------
                     Total Pharmaceuticals                                                                                58,058,419
                     ---------------------------------------------------------------------------------------------------------------

                     REAL ESTATE - 2.4%

        71,800       American Financial Realty Trust                                                                         836,470
        57,700       American Home Mortgage Investment Corp.                                                               1,800,817
        24,700       Brandywine Realty Trust                                                                                 784,472
       154,100       Crescent Real Estate Equities Company                                                                 3,246,887
        19,900       Equity Office Properties Trust                                                                          668,242
        45,300       First Industrial Realty Trust, Inc.                                                                   1,933,857
        19,800       Health Care REIT, Inc.                                                                                  754,380
       117,900       HRPT Properties Trust                                                                                 1,384,146
         3,500       Liberty Property Trust                                                                                  165,060
         5,100       Mills Corp.                                                                                             142,800
        42,500       Nationwide Health Properties, Inc.                                                                      913,750
        29,800       New Century Financial Corporation                                                                     1,371,396
        55,300       Newcastle Investment Corporation                                                                      1,322,776
        11,700       Reckson Associates Realty Corporation                                                                   536,094
        27,000       Senior Housing Properties Trust                                                                         488,700
        55,400       Trustreet Properties, Inc.                                                                              841,526
------------------------------------------------------------------------------------------------------------------------------------
                     Total Real Estate                                                                                    17,191,373
                     ---------------------------------------------------------------------------------------------------------------

                     SEMICONDUCTORS & EQUIPMENT - 3.2%

        28,500       Advanced Micro Devices, Inc.,  (1)                                                                      945,060
        35,500       Analog Devices, Inc.                                                                                  1,359,295
        97,200       Applied Materials, Inc.                                                                               1,701,972
        45,300       Broadcom Corporation, Class A,  (1)                                                                   1,955,148
       419,700       Intel Corporation                                                                                     8,121,195
         9,700       Intersil Holding Corporation, Class A                                                                   280,524
         8,000       KLA-Tencor Corporation                                                                                  386,880
         6,600       Lam Research Corporation,  (1)                                                                          283,800
        13,300       Linear Technology Corporation                                                                           466,564
        17,400       Maxim Integrated Products, Inc.                                                                         646,410
        34,300       Microchip Technology Incorporated                                                                     1,245,090
        24,800       National Semiconductor Corporation                                                                      690,432
         9,900       NVIDIA Corporation,  (1)                                                                                566,874
         4,100       Omnivision Technologies, Inc.,  (1)                                                                     123,820
           100       Silicon Laboratories Inc.,  (1)                                                                           5,495
       115,500       Texas Instruments Incorporated                                                                        3,750,285
        13,200       Xilinx, Inc.                                                                                            336,072
------------------------------------------------------------------------------------------------------------------------------------
                     Total Semiconductors & Equipment                                                                     22,864,916
                     ---------------------------------------------------------------------------------------------------------------

                     SOFTWARE - 3.7%

        38,852       Adobe Systems Incorporated                                                                            1,356,712
        11,400       Autodesk, Inc.                                                                                          439,128
        34,800       BEA Systems, Inc.,  (1)                                                                                 456,924
        18,500       Cognizant Technology Solutions Corporation, Class A,  (1)                                             1,100,565
         6,600       Electronic Arts Inc. (EA),  (1)                                                                         361,152
         9,800       Internet Security Systems, Inc.,  (1)                                                                   235,004
       640,200       Microsoft Corporation                                                                                17,419,842


       251,177       Oracle Corporation,  (1)                                                                      $       3,438,627
         6,100       Red Hat, Inc.,  (1)                                                                                     170,678
           300       Salesforce.com, Inc. (1)                                                                                 10,899
        36,424       Symantec Corporation,  (1)                                                                              613,016
        21,500       VeriSign, Inc.,  (1)                                                                                    515,785
------------------------------------------------------------------------------------------------------------------------------------
                     Total Software                                                                                       26,118,332
                     ---------------------------------------------------------------------------------------------------------------

                     SPECIALTY RETAIL - 3.2%

        33,100       Abercrombie & Fitch Co., Class A                                                                      1,929,730
        31,800       American Eagle Outfitters, Inc.                                                                         949,548
        53,700       Best Buy Co., Inc.                                                                                    3,003,441
        39,600       Chico's FAS, Inc.,  (1)                                                                               1,609,344
        10,600       Christopher & Banks Corporation                                                                         246,026
        44,800       Claire's Stores, Inc.                                                                                 1,626,688
        16,000       Foot Locker, Inc.                                                                                       382,080
        39,400       Gap, Inc.                                                                                               735,992
       146,000       Home Depot, Inc.                                                                                      6,175,800
        68,800       Limited Brands, Inc.                                                                                  1,682,848
        19,800       Lowe's Companies, Inc.                                                                                1,275,912
        20,200       Michaels Stores, Inc.                                                                                   759,116
         4,300       Pep Boys - Manny, Moe & Jack                                                                             64,973
        39,000       Pier 1 Imports, Inc.                                                                                    452,790
         1,900       Ross Stores, Inc.                                                                                        55,461
           500       Sherwin-Williams Company                                                                                 24,720
        20,300       Talbots, Inc.                                                                                           545,461
        19,700       TJX Companies, Inc.                                                                                     488,954
         6,000       Tuesday Morning Corporation                                                                             138,540
        17,600       Urban Outfitters, Inc.,  (1)                                                                            431,904
------------------------------------------------------------------------------------------------------------------------------------
                     Total Specialty Retail                                                                               22,579,328
                     ---------------------------------------------------------------------------------------------------------------

                     TEXTILES, APPAREL & LUXURY GOODS - 0.0%

         2,600       Coach, Inc.,  (1)                                                                                        89,908
------------------------------------------------------------------------------------------------------------------------------------

                     THRIFTS & MORTGAGE FINANCE - 0.7%

         9,700       Capitol Federal Financial                                                                               313,310
        10,600       Countrywide Financial Corporation                                                                       389,020
        22,900       Fannie Mae                                                                                            1,177,060
       166,000       New York Community Bancorp, Inc.                                                                      2,908,320
------------------------------------------------------------------------------------------------------------------------------------
                     Total Thrifts & Mortgage Finance                                                                      4,787,710
                     ---------------------------------------------------------------------------------------------------------------

                     TOBACCO - 2.7%

       219,700       Altria Group, Inc.                                                                                   15,567,942
        19,000       Loews Corp - Carolina Group                                                                             898,130
        16,100       Reynolds American Inc.                                                                                1,698,550
         4,300       UST Inc.                                                                                                178,880
        64,785       Vector Group Ltd.                                                                                     1,234,802
------------------------------------------------------------------------------------------------------------------------------------
                     Total Tobacco                                                                                        19,578,304
                     ---------------------------------------------------------------------------------------------------------------

                     TRANSPORTATION INFRASTRUCTURE - 0.0%

         7,100       Stolt-Nielsen S.A., Sponsored ADR                                                                       217,970
------------------------------------------------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCKS (COST $610,413,356)                                                             684,687,658
                     ===============================================================================================================



                                                                            NOTIONAL      EXPIRATION        STRIKE
     CONTRACTS       TYPE                                                 AMOUNT (3)            DATE         PRICE             VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     PUT OPTIONS - 0.1%

         1,042       S&P 500 Index                                     $ 122,435,000        4/22/06          $1175        $   41,680
           809       S&P 500 Index                                        93,035,000        5/20/06           1150            88,990
           768       S&P 500 Index                                        90,240,000        5/20/06           1175           122,880
         1,259       S&P 500 Index                                       151,080,000        5/20/06           1200           302,160
           802       S&P 500 Index                                        94,235,000        6/17/06           1175           248,620
           530       S&P 500 Index                                        63,600,000        6/17/06           1200           243,800
------------------------------------------------------------------------------------------------------------------------------------
         5,210       TOTAL PUT OPTIONS (COST $2,123,985)                 614,625,000                                       1,048,130
====================================================================================================================================



     PRINCIPAL
  AMOUNT (000)       DESCRIPTION                                                             COUPON         MATURITY           VALUE
-----------------------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 6.4%

                     Repurchase Agreement with State  Street Bank, dated
                     3/31/06,  repurchase price $45,543,062, collateralized by
                     $37,240,000 U.S. Treasury Notes, 6.500%,
     $  45,527       due 2/15/10 value $39,707,150                                           4.250%          4/03/06    $ 45,526,938
==============----------------------------------------------------------------------------------------------------------------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $45,526,938)                                                      45,526,938
                     ===============================================================================================================
                     TOTAL INVESTMENTS (COST $658,064,279) - 102.2%                                                      731,262,726
                     ===============================================================================================================


                                                                            NOTIONAL      EXPIRATION          STRIKE
      CONTRACTS      TYPE                                                  AMOUNT (3)           DATE           PRICE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS - (2.4)%  (2)

          (679)      S&P 500 Index                                     $ (84,875,000)       4/22/06            $1250  $  (3,371,235)
        (1,401)      S&P 500 Index                                      (178,627,500)       4/22/06             1275     (3,915,795)
          (662)      S&P 500 Index                                       (86,060,000)       4/22/06             1300       (761,300)
          (560)      S&P 500 Index                                       (70,000,000)       5/20/06             1250     (3,144,400)
        (1,239)      S&P 500 Index                                      (157,972,500)       5/20/06             1275     (4,491,375)
          (669)      S&P 500 Index                                       (86,970,000)       5/20/06             1300     (1,338,000)
------------------------------------------------------------------------------------------------------------------------------------
        (5,210)      TOTAL CALL OPTIONS (PREMIUMS RECEIVED $19,211,381) (664,505,000)                                   (17,022,105)
====================================================================================================================================
                     OTHER ASSETS LESS LIABILITIES - 0.2%                                                                 1,037,034
                     ===============================================================================================================
                     NET ASSETS - 100%                                                                                $ 715,277,655
                     ===============================================================================================================

                     (1)   Non-income producing.

                     (2) The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

                     (3) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

                     ADR   American Depositary Receipt.


                                          See accompanying notes to financial statements.


               Nuveen Equity Premium Opportunity Fund (JSN)
               PORTFOLIO OF INVESTMENTS March 31, 2006 (Unaudited)


         SHARES      DESCRIPTION                                                                                               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 97.0%

                     AEROSPACE & DEFENSE - 2.1%

         88,200      Boeing Company                                                                                     $  6,873,426
        133,500      Honeywell International Inc.                                                                          5,709,795
         26,000      Lockheed Martin Corporation                                                                           1,953,380
         41,700      Northrop Grumman Corporation                                                                          2,847,693
         46,000      Raytheon Company                                                                                      2,108,640
        107,600      United Technologies Corporation                                                                       6,237,572
------------------------------------------------------------------------------------------------------------------------------------
                     Total Aerospace & Defense                                                                            25,730,506
                     ---------------------------------------------------------------------------------------------------------------

                     AIR FREIGHT & LOGISTICS - 0.6%

         98,500      United Parcel Service, Inc., Class B                                                                  7,818,930
------------------------------------------------------------------------------------------------------------------------------------

                     AIRLINES - 0.2%

         93,200      AMR Corporation-DEL,  (1)                                                                             2,521,060
------------------------------------------------------------------------------------------------------------------------------------

                     AUTO COMPONENTS - 0.0%

         26,700      Lear Corporation                                                                                        473,391
------------------------------------------------------------------------------------------------------------------------------------

                     AUTOMOBILES - 0.5%

        302,500      Ford Motor Company                                                                                    2,407,900
        109,300      General Motors Corporation                                                                            2,324,811
         34,500      Harley-Davidson Inc.                                                                                  1,789,860
------------------------------------------------------------------------------------------------------------------------------------
                     Total Automobiles                                                                                     6,522,571
                     ---------------------------------------------------------------------------------------------------------------

                     BEVERAGES - 1.0%

        171,450      Coca-Cola Company                                                                                     7,178,612
         83,200      PepsiCo, Inc.                                                                                         4,808,128
------------------------------------------------------------------------------------------------------------------------------------
                     Total Beverages                                                                                      11,986,740
                     ---------------------------------------------------------------------------------------------------------------

                     BIOTECHNOLOGY - 2.8%

        201,150      Amgen Inc.,  (1)                                                                                     14,633,663
        121,150      Biogen Idec Inc.,  (1)                                                                                5,706,165
         44,700      Genentech, Inc.,  (1)                                                                                 3,777,597
         46,900      Genzyme Corporation,  (1)                                                                             3,152,618
         92,100      Gilead Sciences, Inc.,  (1)                                                                           5,730,462
        152,400      Memory Pharmaceuticals Corporation,  (1)                                                                421,767
         20,150      Sepracor Inc.,  (1)                                                                                     983,522
------------------------------------------------------------------------------------------------------------------------------------
                     Total Biotechnology                                                                                  34,405,794
                     ---------------------------------------------------------------------------------------------------------------

                     CAPITAL MARKETS - 1.9%

         34,400      American Capital Strategies Limited                                                                   1,209,504
        156,050      Charles Schwab Corporation                                                                            2,685,621
         26,800      Goldman Sachs Group, Inc.                                                                             4,206,528
         33,700      Legg Mason, Inc.                                                                                      4,223,621
        132,250      Morgan Stanley                                                                                        8,307,945
        136,400      Waddell & Reed Financial, Inc., Class A                                                               3,150,840
------------------------------------------------------------------------------------------------------------------------------------
                     Total Capital Markets                                                                                23,784,059
                     ---------------------------------------------------------------------------------------------------------------

                     CHEMICALS - 1.6%

        113,700      Dow Chemical Company                                                                                  4,616,220
        137,700      E.I. Du Pont de Nemours and Company                                                                   5,812,317
         46,050      Eastman Chemical Company                                                                              2,356,839
         72,000      Lubrizol Corporation                                                                                  3,085,200
         26,400      Lyondell Chemical Company                                                                               525,360
         23,600      NL Industries Inc.                                                                                      250,868
         37,650      Olin Corporation                                                                                        808,346
        152,650      RPM International, Inc.                                                                               2,738,541
------------------------------------------------------------------------------------------------------------------------------------
                     Total Chemicals                                                                                      20,193,691
                     ---------------------------------------------------------------------------------------------------------------

                     COMMERCIAL BANKS - 4.9%

         14,500      Allied Capital Corporation                                                                              443,700
        485,129      Bank of America Corporation                                                                          22,092,820
        116,800      Commerce Bancorp, Inc.                                                                                4,280,720
         30,000      FNB Corporation PA                                                                                      513,000
         45,100      HSBC Holdings PLC, Sponsored ADR                                                                      3,778,478
        121,500      Lloyds TSB Group PLC, Sponsored ADR                                                                   4,676,535
         64,900      North Fork Bancorporation Inc.                                                                        1,871,067



          2,200      R&G Financial Corporation, Class B                                                                 $     27,852
        283,700      U.S. Bancorp.                                                                                         8,652,850
        135,250      Wachovia Corporation                                                                                  7,580,763
        108,950      Wells Fargo & Company                                                                                 6,958,637
------------------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Banks                                                                               60,876,422
                     ---------------------------------------------------------------------------------------------------------------

                     COMMERCIAL SERVICES & SUPPLIES - 1.9%

         95,800      Automatic Data Processing, Inc.                                                                       4,376,144
         27,500      Corporate Executive Board Company                                                                     2,774,750
         68,150      Deluxe Corporation                                                                                    1,783,486
         45,000      Fair Isaac Corporation                                                                                1,782,900
         57,150      Manpower Inc.                                                                                         3,267,837
         49,100      R.R. Donnelley & Sons Company                                                                         1,606,552
        267,200      ServiceMaster Company                                                                                 3,505,664
         96,200      Sirva Inc.,  (1)                                                                                        820,586
         57,400      Synagro Technologies, Inc.                                                                              287,000
         95,550      Waste Management, Inc.                                                                                3,372,915
------------------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Services & Supplies                                                                 23,577,834
                     ---------------------------------------------------------------------------------------------------------------

                     COMMUNICATIONS EQUIPMENT - 5.6%

         68,500      ADTRAN, Inc.                                                                                          1,793,330
        919,400      Cisco Systems, Inc.,  (1)                                                                            19,923,398
        184,500      Corning Incorporated,  (1)                                                                            4,964,895
         55,800      Harris Corporation                                                                                    2,638,782
         73,000      Juniper Networks Inc.,  (1)                                                                           1,395,760
        243,800      Motorola, Inc.                                                                                        5,585,458
        569,150      QUALCOMM Inc.                                                                                        28,804,679
         41,200      Research In Motion Limited,  (1)                                                                      3,497,056
------------------------------------------------------------------------------------------------------------------------------------
                     Total Communications Equipment                                                                       68,603,358
                     ---------------------------------------------------------------------------------------------------------------

                     COMPUTERS & PERIPHERALS - 4.3%

        331,300      Apple Computer, Inc.,  (1)                                                                           20,779,136
        285,400      Dell Inc.,  (1)                                                                                       8,493,504
        191,800      EMC Corporation,  (1)                                                                                 2,614,234
         29,300      Gateway Inc.,  (1)                                                                                       64,167
        317,700      Hewlett-Packard Company                                                                              10,452,330
        100,600      International Business Machines Corporation (IBM)                                                     8,296,482
         43,250      McAfee Inc.,  (1)                                                                                     1,052,273
         23,000      Network Appliance Inc.,  (1)                                                                            828,690
         15,600      SanDisk Corporation,  (1)                                                                               897,312
------------------------------------------------------------------------------------------------------------------------------------
                     Total Computers & Peripherals                                                                        53,478,128
                     ---------------------------------------------------------------------------------------------------------------

                     CONTAINERS & PACKAGING - 0.7%

        206,200      Packaging Corp of America                                                                             4,627,128
        127,450      Sonoco Products Company                                                                               4,316,732
------------------------------------------------------------------------------------------------------------------------------------
                     Total Containers & Packaging                                                                          8,943,860
                     ---------------------------------------------------------------------------------------------------------------

                     DIVERSIFIED FINANCIAL SERVICES - 4.8%

         56,200      A. G. Edwards, Inc.                                                                                   2,802,132
         31,000      American Express Company                                                                              1,629,050
         11,000      Chicago Merchantile Exchange                                                                          4,922,500
        549,300      Citigroup Inc.                                                                                       25,943,436
         71,300      Eaton Vance Corporation                                                                               1,952,194
        126,150      ING Groep N.V., Sponsored ADR                                                                         4,970,310
        408,650      JPMorgan Chase & Co.                                                                                 17,016,186
------------------------------------------------------------------------------------------------------------------------------------
                     Total Diversified Financial Services                                                                 59,235,808
                     ---------------------------------------------------------------------------------------------------------------

                     DIVERSIFIED TELECOMMUNICATION SERVICES - 3.2%

        439,300      AT&T Inc.                                                                                            11,878,672
        245,900      BellSouth Corporation                                                                                 8,520,435
        262,750      Citizens Communications Company                                                                       3,486,693
        198,706      Sprint Nextel Corporation                                                                             5,134,563
        302,400      Verizon Communications Inc.                                                                          10,299,744
------------------------------------------------------------------------------------------------------------------------------------
                     Total Diversified Telecommunication Services                                                         39,320,107
                     ---------------------------------------------------------------------------------------------------------------

                     ELECTRIC UTILITIES - 1.0%

         38,400      Ameren Corporation                                                                                    1,913,088
         98,700      Duquesne Light Holdings Inc.                                                                          1,628,550
        129,350      Great Plains Energy Incorporated                                                                      3,641,203


         92,500      OGE Energy Corp.                                                                                   $  2,682,500
        118,050      Pepco Holdings, Inc.                                                                                  2,690,360
------------------------------------------------------------------------------------------------------------------------------------
                     Total Electric Utilities                                                                             12,555,701
                     ---------------------------------------------------------------------------------------------------------------

                     ELECTRICAL EQUIPMENT - 1.2%

         26,000      Cooper Industries, Ltd., Class A                                                                      2,259,400
         80,400      Emerson Electric Co.                                                                                  6,723,852
         47,150      Hubbell Incorporated, Class B                                                                         2,416,909
         39,000      Rockwell Automation, Inc.                                                                             2,804,490
------------------------------------------------------------------------------------------------------------------------------------
                     Total Electrical Equipment                                                                           14,204,651
                     ---------------------------------------------------------------------------------------------------------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.4%

        123,100      Gentex Corporation                                                                                    2,149,326
         51,200      Roper Industries Inc.                                                                                 2,489,856
------------------------------------------------------------------------------------------------------------------------------------
                     Total Electronic Equipment & Instruments                                                              4,639,182
                     ---------------------------------------------------------------------------------------------------------------

                     ENERGY EQUIPMENT & SERVICES - 2.1%

         45,800      Diamond Offshore Drilling, Inc.                                                                       4,099,100
         51,150      ENSCO International Incorporated                                                                      2,631,668
         97,250      Halliburton Company                                                                                   7,101,195
         76,950      Patterson-UTI Energy, Inc.                                                                            2,459,322
         37,500      Schlumberger Limited                                                                                  4,746,375
         77,800      Tidewater Inc.                                                                                        4,296,894
------------------------------------------------------------------------------------------------------------------------------------
                     Total Energy Equipment & Services                                                                    25,334,554
                     ---------------------------------------------------------------------------------------------------------------

                     FOOD & STAPLES RETAILING - 1.3%

        179,200      Albertson's, Inc.                                                                                     4,600,064
         71,500      Walgreen Co.                                                                                          3,083,795
        175,200      Wal-Mart Stores, Inc.                                                                                 8,276,448
------------------------------------------------------------------------------------------------------------------------------------
                     Total Food & Staples Retailing                                                                       15,960,307
                     ---------------------------------------------------------------------------------------------------------------

                     FOOD PRODUCTS - 0.6%

         71,700      ConAgra Foods, Inc.                                                                                   1,538,682
         30,500      Monsanto Company                                                                                      2,584,875
        211,100      Sara Lee Corporation                                                                                  3,774,468
------------------------------------------------------------------------------------------------------------------------------------
                     Total Food Products                                                                                   7,898,025
                     ---------------------------------------------------------------------------------------------------------------

                     GAS UTILITIES - 1.1%

         63,900      AGL Resources Inc.                                                                                    2,303,595
        179,450      Atmos Energy Corporation                                                                              4,724,919
        122,400      Nicor Inc.                                                                                            4,842,144
         84,600      Piedmont Natural Gas Company                                                                          2,029,554
------------------------------------------------------------------------------------------------------------------------------------
                     Total Gas Utilities                                                                                  13,900,212
                     ---------------------------------------------------------------------------------------------------------------

                     HEALTH CARE EQUIPMENT & SUPPLIES - 1.0%

         80,600      Baxter International Inc.                                                                             3,128,086
         36,300      Guidant Corporation                                                                                   2,833,578
         35,400      Hillenbrand Industries                                                                                1,946,646
         77,300      Medtronic, Inc.                                                                                       3,922,975
------------------------------------------------------------------------------------------------------------------------------------
                     Total Health Care Equipment & Supplies                                                               11,831,285
                     ---------------------------------------------------------------------------------------------------------------

                     HEALTH CARE PROVIDERS & SERVICES - 1.7%

         49,000      Aetna Inc.                                                                                            2,407,860
          7,100      AmericGroup Corporation,  (1)                                                                           149,384
         51,800      Caremark Rx, Inc.,  (1)                                                                               2,547,524
         39,000      Coventry Health Care, Inc.,  (1)                                                                      2,105,220
         43,000      Mentor Corporation                                                                                    1,948,330
        121,700      UnitedHealth Group Incorporated                                                                       6,798,162
         66,800      Wellpoint Inc.,  (1)                                                                                  5,172,324
------------------------------------------------------------------------------------------------------------------------------------
                     Total Health Care Providers & Services                                                               21,128,804
                     ---------------------------------------------------------------------------------------------------------------

                     HOTELS, RESTAURANTS & LEISURE - 1.2%

         71,750      GTECH Holdings Corporation                                                                            2,443,087
         68,500      International Game Technology                                                                         2,412,570
        215,800      McDonald's Corporation                                                                                7,414,888
         31,000      Starwood Hotels & Resorts Worldwide, Inc.                                                             2,099,630
------------------------------------------------------------------------------------------------------------------------------------
                     Total Hotels, Restaurants & Leisure                                                                  14,370,175
                     ---------------------------------------------------------------------------------------------------------------

                     HOUSEHOLD DURABLES - 1.1%

        119,400      Maytag Corporation                                                                                    2,546,802
        184,850      Newell Rubbermaid Inc.                                                                                4,656,372
         44,700      Stanley Works                                                                                         2,264,502


         38,500      Whirlpool Corporation                                                                              $  3,521,595
------------------------------------------------------------------------------------------------------------------------------------
                     Total Household Durables                                                                             12,989,271
                     ---------------------------------------------------------------------------------------------------------------

                     HOUSEHOLD PRODUCTS - 1.3%

         59,100      Colgate-Palmolive Company                                                                             3,374,610
        229,375      Procter & Gamble Company                                                                             13,216,587
------------------------------------------------------------------------------------------------------------------------------------
                     Total Household Products                                                                             16,591,197
                     ---------------------------------------------------------------------------------------------------------------

                     INDUSTRIAL CONGLOMERATES - 3.7%

         83,000      3M Co.                                                                                                6,282,270
        958,350      General Electric Company                                                                             33,331,410
         57,500      Genuine Parts Company                                                                                 2,520,225
        146,050      Tyco International Ltd.                                                                               3,925,824
------------------------------------------------------------------------------------------------------------------------------------
                     Total Industrial Conglomerates                                                                       46,059,729
                     ---------------------------------------------------------------------------------------------------------------

                     INSURANCE - 2.4%

         41,400      Allstate Corporation                                                                                  2,157,354
        202,500      American International Group, Inc.                                                                   13,383,225
        118,050      Arthur J. Gallagher & Co.                                                                             3,282,971
         51,050      Fidelity National Financial, Inc.                                                                     1,813,807
        105,900      Marsh & McLennan Companies, Inc.                                                                      3,109,224
         35,150      Mercury General Corporation                                                                           1,929,735
         81,750      Unitrin, Inc.                                                                                         3,802,193
------------------------------------------------------------------------------------------------------------------------------------
                     Total Insurance                                                                                      29,478,509
                     ---------------------------------------------------------------------------------------------------------------

                     INTERNET & CATALOG RETAIL - 0.3%

         72,750      Amazon.com, Inc.,  (1)                                                                                2,656,103
         18,150      IAC/InterActiveCorp.,  (1)                                                                              534,881
------------------------------------------------------------------------------------------------------------------------------------
                     Total Internet & Catalog Retail                                                                       3,190,984
                     ---------------------------------------------------------------------------------------------------------------

                     INTERNET SOFTWARE & SERVICES - 2.5%

        341,600      eBay Inc.,  (1)                                                                                      13,342,896
         20,400      Google Inc., Class A,  (1)                                                                            7,956,000
        111,600      United Online, Inc.                                                                                   1,435,176
        267,900      Yahoo! Inc.,  (1)                                                                                     8,642,454
------------------------------------------------------------------------------------------------------------------------------------
                     Total Internet Software & Services                                                                   31,376,526
                     ---------------------------------------------------------------------------------------------------------------

                     IT SERVICES - 0.4%

         86,700      Electronic Data Systems Corporation                                                                   2,326,161
         52,800      First Data Corporation                                                                                2,472,096
------------------------------------------------------------------------------------------------------------------------------------
                     Total IT Services                                                                                     4,798,257
                     ---------------------------------------------------------------------------------------------------------------

                     LEISURE EQUIPMENT & PRODUCTS - 0.3%

         93,100      Mattel, Inc.                                                                                          1,687,903
         34,500      Polaris Industries Inc.                                                                               1,882,320
------------------------------------------------------------------------------------------------------------------------------------
                     Total Leisure Equipment & Products                                                                    3,570,223
                     ---------------------------------------------------------------------------------------------------------------

                     MACHINERY - 1.6%

         49,050      Briggs & Stratton Corporation                                                                         1,734,899
        112,400      Caterpillar Inc.                                                                                      8,071,444
         52,750      Graco Inc.                                                                                            2,396,433
         24,400      Pentair, Inc.                                                                                           994,300
         76,400      SPX Corporation                                                                                       4,081,288
         67,000      Timken Company                                                                                        2,162,090
------------------------------------------------------------------------------------------------------------------------------------
                     Total Machinery                                                                                      19,440,454
                     ---------------------------------------------------------------------------------------------------------------

                     MEDIA - 1.9%

         19,550      Catalina Marketing Corporation                                                                          451,605
         69,500      Clear Channel Communications, Inc.                                                                    2,016,195
          8,687      Live Nation Inc., (1)                                                                                   172,350
        144,450      News Corporation, Class A                                                                             2,399,315
         28,100      Omnicom Group Inc.                                                                                    2,339,325
        234,500      Regal Entertainment Group, Class A                                                                    4,410,945
        469,850      Sirius Satellite Radio Inc.,  (1)                                                                     2,386,838
        161,900      Time Warner Inc.                                                                                      2,718,301
         46,400      Viacom Inc., Class B, (1)                                                                             1,800,320
        129,700      Walt Disney Company                                                                                   3,617,333
         66,850      XM Satellite Radio Holdings Inc., Class A,  (1)                                                       1,488,750
------------------------------------------------------------------------------------------------------------------------------------
                     Total Media                                                                                          23,801,277
                     ---------------------------------------------------------------------------------------------------------------

                     METALS & MINING - 0.8%


        121,500      Alcoa Inc.                                                                                         $  3,713,040
        140,000      Companhia Siderurgica Nacional S.A., Sponsored ADR                                                    4,398,800
         17,500      Southern Copper Corporation                                                                           1,478,400
------------------------------------------------------------------------------------------------------------------------------------
                     Total Metals & Mining                                                                                 9,590,240
                     ---------------------------------------------------------------------------------------------------------------

                     MULTILINE RETAIL - 0.9%

         33,096      Federated Department Stores, Inc.                                                                     2,416,008
         93,000      Nordstrom, Inc.                                                                                       3,643,740
         20,877      Sears Holding Corporation,  (1)                                                                       2,760,774
         41,500      Target Corporation                                                                                    2,158,415
------------------------------------------------------------------------------------------------------------------------------------
                     Total Multiline Retail                                                                               10,978,937
                     ---------------------------------------------------------------------------------------------------------------

                     MULTI-UTILITIES - 1.2%

        181,250      Duke Energy Corporation                                                                               5,283,438
         88,300      National Fuel Gas Company                                                                             2,889,176
          6,600      National Grid PLC                                                                                       327,558
         95,800      ONEOK, Inc.                                                                                           3,089,550
         42,100      Public Service Enterprise Group Incorporated                                                          2,696,084
------------------------------------------------------------------------------------------------------------------------------------
                     Total Multi-Utilities                                                                                14,285,806
                     ---------------------------------------------------------------------------------------------------------------

                     OIL, GAS & CONSUMABLE FUELS - 4.8%

         12,800      BP Prudhoe Bay Royalty Trust                                                                            904,832
        183,650      ChevronTexaco Corporation                                                                            10,646,191
         74,000      ConocoPhillips                                                                                        4,673,100
        545,550      Exxon Mobil Corporation                                                                              33,202,170
         87,200      Royal Dutch Shell PLC, Class A, ADR                                                                   5,429,072
         46,000      San Juan Basin Royalty Trust                                                                          1,883,700
         18,400      Total SA, Sponsored ADR                                                                               2,423,832
------------------------------------------------------------------------------------------------------------------------------------
                     Total Oil, Gas & Consumable Fuels                                                                    59,162,897
                     ---------------------------------------------------------------------------------------------------------------

                     PAPER & FOREST PRODUCTS - 0.2%

         37,000      Bowater Incorporated                                                                                  1,094,460
------------------------------------------------------------------------------------------------------------------------------------

                     PHARMACEUTICALS - 6.9%

        152,900      Abbott Laboratories                                                                                   6,493,663
        406,450      Bristol-Myers Squibb Company                                                                         10,002,735
        108,800      Celgene Corporation,  (1)                                                                             4,811,136
        134,950      Eli Lilly and Company                                                                                 7,462,735
         49,700      GlaxoSmithKline PLC, ADR                                                                              2,599,807
        241,250      Johnson & Johnson                                                                                    14,286,825
        381,350      Merck & Co. Inc.                                                                                     13,434,960
        698,250      Pfizer Inc.                                                                                          17,400,390
        124,050      Schering-Plough Corporation                                                                           2,355,709
        139,850      Wyeth                                                                                                 6,785,522
------------------------------------------------------------------------------------------------------------------------------------
                     Total Pharmaceuticals                                                                                85,633,482
                     ---------------------------------------------------------------------------------------------------------------

                     REAL ESTATE - 1.8%

        125,350      American Financial Realty Trust                                                                       1,460,328
         22,000      American Home Mortgage Investment Corp.                                                                 686,620
        277,600      Crescent Real Estate Equities Company                                                                 5,849,032
         56,800      First Industrial Realty Trust, Inc.                                                                   2,424,792
         64,300      Friedman, Billings, Ramsey Group, Inc., Class A                                                         603,134
         59,500      Health Care REIT, Inc.                                                                                2,266,950
         86,200      Hospitality Properties Trust                                                                          3,764,354
        246,550      HRPT Properties Trust                                                                                 2,894,497
        112,500      Nationwide Health Properties, Inc.                                                                    2,418,750
------------------------------------------------------------------------------------------------------------------------------------
                     Total Real Estate                                                                                    22,368,457
                     ---------------------------------------------------------------------------------------------------------------

                     SEMICONDUCTORS & EQUIPMENT - 5.6%

         84,500      Advanced Micro Devices, Inc.,  (1)                                                                    2,802,020
         81,900      Altera Corporation,  (1)                                                                              1,690,416
        109,800      Analog Devices, Inc.                                                                                  4,204,242
        292,300      Applied Materials, Inc.                                                                               5,118,173
        129,900      Broadcom Corporation, Class A,  (1)                                                                   5,606,484
         41,500      Cree, Inc.,  (1)                                                                                      1,361,615
         58,000      Freescale Semiconductor, Inc.,  (1)                                                                   1,612,980
      1,021,350      Intel Corporation                                                                                    19,763,123
         12,700      International Rectifier Corporation,  (1)                                                               526,161
         51,550      KLA-Tencor Corporation                                                                                2,492,958
         72,550      Linear Technology Corporation                                                                         2,545,054


         59,150      Marvell Technology Group Ltd.,  (1)                                                                $  3,200,015
        123,350      Maxim Integrated Products, Inc.                                                                       4,582,453
        123,350      National Semiconductor Corporation                                                                    3,434,064
        213,250      Texas Instruments Incorporated                                                                        6,924,228
        130,650      Xilinx, Inc.                                                                                          3,326,349
------------------------------------------------------------------------------------------------------------------------------------
                     Total Semiconductors & Equipment                                                                     69,190,335
                     ---------------------------------------------------------------------------------------------------------------

                     SOFTWARE - 6.6%

         49,753      Activision Inc.,  (1)                                                                                   686,108
        190,764      Adobe Systems Incorporated                                                                            6,661,479
         71,500      Autodesk, Inc.                                                                                        2,754,180
        102,500      Computer Associates International, Inc.                                                               2,789,025
         77,600      Electronic Arts Inc. (EA),  (1)                                                                       4,246,272
      1,663,550      Microsoft Corporation                                                                                45,265,193
        746,691      Oracle Corporation,  (1)                                                                             10,222,213
         41,500      SAP AG, Sponsored ADR                                                                                 2,254,280
        326,621      Symantec Corporation,  (1)                                                                            5,497,031
         58,650      Verisign, Inc.,  (1)                                                                                  1,407,014
------------------------------------------------------------------------------------------------------------------------------------
                     Total Software                                                                                       81,782,795
                     ---------------------------------------------------------------------------------------------------------------

                     SPECIALTY RETAIL - 2.6%

         18,900      Abercrombie & Fitch Co., Class A                                                                      1,101,870
         33,400      American Eagle Outfitters, Inc.                                                                         997,324
         88,950      Best Buy Co., Inc.                                                                                    4,974,974
         13,700      Cabela's Incorporated,  (1)                                                                             281,124
         48,900      Chico's FAS, Inc.,  (1)                                                                               1,987,296
         81,900      Claire's Stores, Inc.                                                                                 2,973,789
         64,150      Gap, Inc.                                                                                             1,198,322
        210,000      Home Depot, Inc.                                                                                      8,883,000
        126,450      Limited Brands, Inc.                                                                                  3,092,967
         53,150      Lowe's Companies, Inc.                                                                                3,424,986
         62,100      Michaels Stores, Inc.                                                                                 2,333,718
         24,000      Pier 1 Imports, Inc.                                                                                    278,640
------------------------------------------------------------------------------------------------------------------------------------
                     Total Specialty Retail                                                                               31,528,010
                     ---------------------------------------------------------------------------------------------------------------

                     THRIFTS & MORTGAGE FINANCE - 0.4%

        261,200      New York Community Bancorp, Inc.                                                                      4,576,224
------------------------------------------------------------------------------------------------------------------------------------

                     TOBACCO - 1.8%

        249,400      Altria Group, Inc.                                                                                   17,672,484
         56,950      Loews Corp - Carolina Group                                                                           2,692,027
         22,700      Reynolds American Inc.                                                                                2,394,850
------------------------------------------------------------------------------------------------------------------------------------
                     Total Tobacco                                                                                        22,759,361
                     ---------------------------------------------------------------------------------------------------------------

                     WIRELESS TELECOMMUNICATION SERVICES - 0.2%

         84,500      China Mobile Hong Kong Limited, Sponsored ADR                                                         2,242,630
------------------------------------------------------------------------------------------------------------------------------------

                     TOTAL COMMON STOCKS (COST $1,082,739,292)                                                         1,195,785,216
                     ===============================================================================================================

                                                                           NOTIONAL       EXPIRATION          STRIKE
      CONTRACTS      TYPE                                                 AMOUNT (3)            DATE           PRICE           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     PUT OPTIONS - 0.2%

            490      Nasdaq 100  Index                                 $  73,500,000        5/20/06            $1500   $     110,250
            908      Nasdaq 100  Index                                   136,200,000        6/17/06             1500         426,760
            348      Nasdaq 100  Index                                    53,070,000        6/17/06             1525         210,540
          1,637      S&P 500 Index                                       192,347,500        4/22/06             1175          65,480
          1,025      S&P 500 Index                                       117,875,000        5/20/06             1150         112,750
          1,026      S&P 500 Index                                       120,555,000        5/20/06             1175         164,160
          1,665      S&P 500 Index                                       199,800,000        5/20/06             1200         399,600
          1,076      S&P 500 Index                                       126,430,000        6/17/06             1175         333,560
            430      S&P 500 Index                                        51,600,000        6/17/06             1200         197,800
------------------------------------------------------------------------------------------------------------------------------------
          8,605      TOTAL PUT OPTIONS (COST $4,174,241)               1,071,377,500                                       2,020,900
====================================================================================================================================

      PRINCIPAL
   AMOUNT (000)      DESCRIPTION                                                             COUPON         MATURITY           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 5.3%

                     Repurchase Agreement with State Street Bank, dated
                     3/31/06, repurchase price $65,770,875, collateralized by
                     $70,875,000 U.S. Treasury Bonds, 4.500%,
       $ 65,748      due 2/15/36, value $67,065,469                                           4.250%         4/03/06  $   65,747,589
===============---------------------------------------------------------------------------------------------------------------------

                     TOTAL SHORT-TERM INVESTMENTS (COST $65,747,589)                                                      65,747,589
                     ===============================================================================================================
                     TOTAL INVESTMENTS (COST $1,152,661,122) - 102.5%                                                  1,263,553,705
                     ===============================================================================================================

                                                                            NOTIONAL      EXPIRATION          STRIKE
   CONTRACTS     TYPE                                                     AMOUNT (3)            DATE           PRICE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                 CALL OPTIONS - (2.6)%  (2)

       (300)     Mini-Nasdaq 100 Index                                 $  (5,100,000)       5/20/06         $  170.0 $     (147,000)
       (360)     Mini-NDX 100 Index                                       (5,940,000)       4/22/06            165.0       (246,600)
       (495)     Mini-NDX 100 Index                                       (8,291,250)       4/22/06            167.5       (240,075)
     (2,543)     Mini-NDX 100 Index                                      (43,231,000)       4/22/06            170.0       (801,045)
     (1,410)     Mini-NDX 100 Index                                      (23,265,000)       5/20/06            165.0     (1,170,300)
     (1,490)     Mini-NDX 100 Index                                      (24,957,500)       5/20/06            167.5       (968,500)
       (188)     Nasdaq 100  Index                                       (31,020,000)       4/22/06             1650     (1,292,500)
       (303)     Nasdaq 100  Index                                       (50,752,500)       4/22/06             1675     (1,487,730)
       (173)     Nasdaq 100  Index                                       (29,410,000)       4/22/06             1700       (548,410)
        (34)     Nasdaq 100  Index                                        (5,610,000)       5/20/06             1650       (283,390)
       (216)     Nasdaq 100  Index                                       (36,180,000)       5/20/06             1675     (1,406,160)
       (172)     Nasdaq 100  Index                                       (29,240,000)       5/20/06             1700       (833,340)
       (891)     S&P 500 Index                                          (111,375,000)       4/22/06             1250     (4,423,815)
     (1,850)     S&P 500 Index                                          (235,875,000)       4/22/06             1275     (5,170,750)
       (885)     S&P 500 Index                                          (115,050,000)       4/22/06             1300     (1,017,750)
       (736)     S&P 500 Index                                           (92,000,000)       5/20/06             1250     (4,132,640)
     (1,621)     S&P 500 Index                                          (206,677,500)       5/20/06             1275     (5,876,125)
       (876)     S&P 500 Index                                          (113,880,000)       5/20/06             1300     (1,752,000)
------------------------------------------------------------------------------------------------------------------------------------
    (14,543)     TOTAL CALL OPTIONS (PREMIUMS RECEIVED $33,350,427)   (1,167,854,750)                                   (31,798,130)
====================================================================================================================================
                 OTHER ASSETS LESS LIABILITIES - 0.1%                                                                       896,050
                 ===================================================================================================================
                 NET ASSETS - 100%                                                                                   $1,232,651,625
                 ===================================================================================================================

                 (1)   Non-income producing.

                 (2) The Fund may designate up to 100% of its Common Stock investments to cover outstanding Call Options.

                 (3) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike
                       Price multiplied by 100.

                 ADR   American Depositary Receipt.

                                          See accompanying notes to financial statements.

                   Nuveen Equity Premium Advantage Fund (JLA)
                   PORTFOLIO OF INVESTMENTS March 31, 2006 (Unaudited)


         SHARES      DESCRIPTION                                                                                      VALUE
---------------------------------------------------------------------------------------------------------------------------
                     COMMON STOCKS - 97.0%

                     AEROSPACE & DEFENSE - 1.1%

         26,200      Boeing Company                                                                             $ 2,041,766
         41,300      Honeywell International Inc.                                                                 1,766,401
         29,900      United Technologies Corporation                                                              1,733,303
---------------------------------------------------------------------------------------------------------------------------
                     Total Aerospace & Defense                                                                    5,541,470
                     ------------------------------------------------------------------------------------------------------

                     AIR FREIGHT & LOGISTICS - 0.5%

         33,700      United Parcel Service, Inc., Class B                                                         2,675,106
---------------------------------------------------------------------------------------------------------------------------

                     AIRLINES - 0.2%

         60,900      Southwest Airlines Co.                                                                       1,095,591
---------------------------------------------------------------------------------------------------------------------------

                     AUTO COMPONENTS - 0.1%

         22,700      Lear Corporation                                                                               402,471
---------------------------------------------------------------------------------------------------------------------------

                     AUTOMOBILES - 0.2%

         14,900      Harley-Davidson Inc.                                                                           773,012
---------------------------------------------------------------------------------------------------------------------------

                     BEVERAGES - 0.6%

         32,700      Coca-Cola Company                                                                            1,369,149
         23,200      PepsiCo, Inc.                                                                                1,340,728
---------------------------------------------------------------------------------------------------------------------------
                     Total Beverages                                                                              2,709,877
                     ------------------------------------------------------------------------------------------------------

                     BIOTECHNOLOGY - 4.8%

        112,400      Amgen Inc.,  (1)                                                                             8,177,100
         73,600      Biogen Idec Inc.,  (1)                                                                       3,466,560
         12,500      Cephalon, Inc.,  (1)                                                                           753,125
         11,700      Genentech, Inc.,  (1)                                                                          988,767
         61,300      Genzyme Corporation,  (1)                                                                    4,120,586
         80,200      Gilead Sciences, Inc.,  (1)                                                                  4,990,044
         19,500      Sepracor Inc.,  (1)                                                                            951,795
---------------------------------------------------------------------------------------------------------------------------
                     Total Biotechnology                                                                         23,447,977
                     ------------------------------------------------------------------------------------------------------

                     CAPITAL MARKETS - 1.6%

         74,000      Charles Schwab Corporation                                                                   1,273,540
          9,100      Goldman Sachs Group, Inc.                                                                    1,428,336
         13,200      Legg Mason, Inc.                                                                             1,654,356
         35,700      Morgan Stanley                                                                               2,242,674
         51,000      Waddell & Reed Financial, Inc., Class A                                                      1,178,100
---------------------------------------------------------------------------------------------------------------------------
                     Total Capital Markets                                                                        7,777,006
                     ------------------------------------------------------------------------------------------------------

                     CHEMICALS - 0.5%

         23,800      Dow Chemical Company                                                                           966,280
         26,100      Lyondell Chemical Company                                                                      519,390
         22,000      Olin Corporation                                                                               472,340
         34,800      RPM International, Inc.                                                                        624,312
---------------------------------------------------------------------------------------------------------------------------
                     Total Chemicals                                                                              2,582,322
                     ------------------------------------------------------------------------------------------------------

                     COMMERCIAL BANKS - 3.5%

        118,691      Bank of America Corporation                                                                  5,405,234
         23,800      Bank of New York Company, Inc.                                                                 857,752
         33,600      Commerce Bancorp, Inc.                                                                       1,231,440
         82,400      Lloyds TSB Group PLC, Sponsored ADR                                                          3,171,576
         63,800      U.S. Bancorp.                                                                                1,945,900
         38,800      Wachovia Corporation                                                                         2,174,740
         32,600      Wells Fargo & Company                                                                        2,082,162
---------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Banks                                                                      16,868,804
                     ------------------------------------------------------------------------------------------------------

                     COMMERCIAL SERVICES & SUPPLIES - 2.8%

         38,800      Automatic Data Processing, Inc.                                                              1,772,384
         28,200      CheckFree Corp.,  (1)                                                                        1,424,100
         13,800      Corporate Executive Board Company                                                            1,392,420
         18,500      Deluxe Corporation                                                                             484,145
         23,400      Global Payments Inc.                                                                         1,240,434
         15,900      ITT Educational Services, Inc.,  (1)                                                         1,018,395
         20,400      Manpower Inc.                                                                                1,166,472
         65,500      Paychex, Inc.                                                                                2,728,730
         26,600      Pitney Bowes Inc.                                                                            1,141,938


         88,800      ServiceMaster Company                                                                      $ 1,165,056
---------------------------------------------------------------------------------------------------------------------------
                     Total Commercial Services & Supplies                                                        13,534,074
                     ------------------------------------------------------------------------------------------------------

                     COMMUNICATIONS EQUIPMENT - 7.9%

        101,000      Ciena Corporation,  (1)                                                                        526,210
        467,900      Cisco Systems, Inc.,  (1)                                                                   10,139,393
         68,300      Corning Incorporated,  (1)                                                                   1,837,953
         29,400      Harris Corporation                                                                           1,390,326
        263,500      JDS Uniphase Corporation,  (1)                                                               1,098,795
         44,100      Juniper Networks Inc.,  (1)                                                                    843,192
        150,600      Lucent Technologies Inc. (1)                                                                   459,330
         72,900      Motorola, Inc.                                                                               1,670,139
        374,500      QUALCOMM Inc.                                                                               18,953,445
         17,100      Research In Motion Limited,  (1)                                                             1,451,448
---------------------------------------------------------------------------------------------------------------------------
                     Total Communications Equipment                                                              38,370,231
                     ------------------------------------------------------------------------------------------------------

                     COMPUTERS & PERIPHERALS - 5.9%

        226,500      Apple Computer, Inc.,  (1)                                                                  14,206,080
        118,300      Dell Inc.,  (1)                                                                              3,520,608
         66,500      EMC Corporation,  (1)                                                                          906,395
        100,200      Hewlett-Packard Company                                                                      3,296,580
         36,800      International Business Machines Corporation (IBM)                                            3,034,896
         59,000      Network Appliance Inc.,  (1)                                                                 2,125,770
         31,500      SanDisk Corporation,  (1)                                                                    1,811,880
---------------------------------------------------------------------------------------------------------------------------
                     Total Computers & Peripherals                                                               28,902,209
                     ------------------------------------------------------------------------------------------------------

                     CONTAINERS & PACKAGING - 0.5%

         74,200      Packaging Corp of America                                                                    1,665,048
         24,900      Sonoco Products Company                                                                        843,363
---------------------------------------------------------------------------------------------------------------------------
                     Total Containers & Packaging                                                                 2,508,411
                     ------------------------------------------------------------------------------------------------------

                     DIVERSIFIED FINANCIAL SERVICES - 3.0%

         18,700      American Express Company                                                                       982,685
          4,400      Chicago Merchantile Exchange                                                                 1,969,000
        115,400      Citigroup Inc.                                                                               5,450,342
         36,000      Eaton Vance Corporation                                                                        985,680
         89,700      JPMorgan Chase & Co.                                                                         3,735,108
         20,000      Moody's Corporation                                                                          1,429,200
---------------------------------------------------------------------------------------------------------------------------
                     Total Diversified Financial Services                                                        14,552,015
                     ------------------------------------------------------------------------------------------------------

                     DIVERSIFIED TELECOMMUNICATION SERVICES - 2.1%

        149,013      AT&T Inc.                                                                                    4,029,312
         54,100      BellSouth Corporation                                                                        1,874,565
         70,914      Sprint Nextel Corporation                                                                    1,832,418
         75,700      Verizon Communications Inc.                                                                  2,578,342
---------------------------------------------------------------------------------------------------------------------------
                     Total Diversified Telecommunication Services                                                10,314,637
                     ------------------------------------------------------------------------------------------------------

                     ELECTRIC UTILITIES - 0.6%

         21,600      Exelon Corporation                                                                           1,142,640
         30,400      OGE Energy Corp.                                                                               881,600
         42,000      TECO Energy, Inc.                                                                              677,040
---------------------------------------------------------------------------------------------------------------------------
                     Total Electric Utilities                                                                     2,701,280
                     ------------------------------------------------------------------------------------------------------

                     ELECTRICAL EQUIPMENT - 1.1%

         13,000      Cooper Industries, Ltd., Class A                                                             1,129,700
         29,900      Emerson Electric Co.                                                                         2,500,537
         13,500      Hubbell Incorporated, Class B                                                                  692,010
         15,500      Rockwell Automation, Inc.                                                                    1,114,605
---------------------------------------------------------------------------------------------------------------------------
                     Total Electrical Equipment                                                                   5,436,852
                     ------------------------------------------------------------------------------------------------------

                     ELECTRONIC EQUIPMENT & INSTRUMENTS - 0.5%

         16,300      Amphenol Corporation, Class A                                                                  850,534
         20,300      Arrow Electronics, Inc.,  (1)                                                                  655,081
         23,200      Roper Industries Inc.                                                                        1,128,216
---------------------------------------------------------------------------------------------------------------------------
                     Total Electronic Equipment & Instruments                                                     2,633,831
                     ------------------------------------------------------------------------------------------------------

                     ENERGY EQUIPMENT & SERVICES - 1.5%

         15,000      Cooper Cameron Corporation,  (1)                                                               661,200
         21,300      Diamond Offshore Drilling, Inc.                                                              1,906,350
          9,000      ENSCO International Incorporated                                                               463,050
         26,400      Halliburton Company                                                                          1,927,728



          7,300      Schlumberger Limited                                                                       $   923,961
         35,000      Smith International, Inc.                                                                    1,363,600
---------------------------------------------------------------------------------------------------------------------------
                     Total Energy Equipment & Services                                                            7,245,889
                     ------------------------------------------------------------------------------------------------------

                     FOOD & STAPLES RETAILING - 1.3%

         60,200      Albertson's, Inc.                                                                            1,545,334
         33,900      CVS Corporation                                                                              1,012,593
         32,500      Walgreen Co.                                                                                 1,401,725
         46,000      Wal-Mart Stores, Inc.                                                                        2,173,040
---------------------------------------------------------------------------------------------------------------------------
                     Total Food & Staples Retailing                                                               6,132,692
                     ------------------------------------------------------------------------------------------------------

                     FOOD PRODUCTS - 0.3%

         22,800      ConAgra Foods, Inc.                                                                            489,288
         13,900      Monsanto Company                                                                             1,178,025
---------------------------------------------------------------------------------------------------------------------------
                     Total Food Products                                                                          1,667,313
                     ------------------------------------------------------------------------------------------------------

                     GAS UTILITIES - 0.9%

         36,400      Atmos Energy Corporation                                                                       958,412
         50,200      Nicor Inc.                                                                                   1,985,912
         18,000      Peoples Energy Corporation                                                                     641,520
         26,700      Piedmont Natural Gas Company                                                                   640,533
---------------------------------------------------------------------------------------------------------------------------
                     Total Gas Utilities                                                                          4,226,377
                     ------------------------------------------------------------------------------------------------------

                     HEALTH CARE EQUIPMENT & SUPPLIES - 1.2%

         33,800      Applera Corporation-Applied Biosystems Group                                                   917,332
         34,400      Baxter International Inc.                                                                    1,335,064
         10,500      Guidant Corporation                                                                            819,630
          4,600      Intuitive Surgical, Inc. (1)                                                                   542,800
         34,300      Medtronic, Inc.                                                                              1,740,725
         10,000      Stryker Corporation                                                                            443,400
---------------------------------------------------------------------------------------------------------------------------
                     Total Health Care Equipment & Supplies                                                       5,798,951
                     ------------------------------------------------------------------------------------------------------

                     HEALTH CARE PROVIDERS & SERVICES - 1.4%

         19,800      Caremark Rx, Inc.,  (1)                                                                        973,764
         18,400      HealthExtras, Inc. (1)                                                                         649,520
          9,100      Humana Inc.,  (1)                                                                              479,115
         15,100      Medco Health Solutions, Inc.,  (1)                                                             864,022
         33,700      UnitedHealth Group Incorporated                                                              1,882,482
         11,200      Universal Health Services, Inc., Class B                                                       568,848
         16,600      Wellpoint Inc.,  (1)                                                                         1,285,338
---------------------------------------------------------------------------------------------------------------------------
                     Total Health Care Providers & Services                                                       6,703,089
                     ------------------------------------------------------------------------------------------------------

                     HOTELS, RESTAURANTS & LEISURE - 2.4%

         27,600      International Game Technology                                                                  972,072
         45,500      McDonald's Corporation                                                                       1,563,380
        182,400      Starbucks Corporation,  (1)                                                                  6,865,536
         15,700      Starwood Hotels & Resorts Worldwide, Inc.                                                    1,063,361
         20,300      Wendy's International, Inc.                                                                  1,259,818
---------------------------------------------------------------------------------------------------------------------------
                     Total Hotels, Restaurants & Leisure                                                         11,724,167
                     ------------------------------------------------------------------------------------------------------

                     HOUSEHOLD DURABLES - 0.8%

          5,000      Black & Decker Corporation                                                                     434,450
         37,300      Furniture Brands International, Inc.                                                           914,223
         38,500      Newell Rubbermaid Inc.                                                                         969,815
         24,600      Tupperware Corporation                                                                         506,514
         12,700      Whirlpool Corporation                                                                        1,161,669
---------------------------------------------------------------------------------------------------------------------------
                     Total Household Durables                                                                     3,986,671
                     ------------------------------------------------------------------------------------------------------

                     HOUSEHOLD PRODUCTS - 0.9%

         76,565      Procter & Gamble Company                                                                     4,411,675
---------------------------------------------------------------------------------------------------------------------------

                     INDUSTRIAL CONGLOMERATES - 2.3%

         24,900      3M Co.                                                                                       1,884,681
        233,000      General Electric Company                                                                     8,103,740
         42,100      Tyco International Ltd.                                                                      1,131,648
---------------------------------------------------------------------------------------------------------------------------
                     Total Industrial Conglomerates                                                              11,120,069
                     ------------------------------------------------------------------------------------------------------

                     INSURANCE - 1.8%

         24,500      AFLAC Incorporated                                                                           1,105,685
         63,400      American International Group, Inc.                                                           4,190,106
         29,600      Arthur J. Gallagher & Co.                                                                      823,176



         32,700      Fidelity National Financial, Inc.                                                          $ 1,161,831
         13,600      Prudential Financial, Inc.                                                                   1,031,016
         14,400      Unitrin, Inc.                                                                                  669,744
---------------------------------------------------------------------------------------------------------------------------
                     Total Insurance                                                                              8,981,558
                     ------------------------------------------------------------------------------------------------------

                     INTERNET & CATALOG RETAIL - 0.9%

         39,200      Amazon.com, Inc.,  (1)                                                                       1,431,192
         57,750      Expedia, Inc.,  (1)                                                                          1,170,593
         45,750      IAC/InterActiveCorp.,  (1)                                                                   1,348,253
         15,900      Stamps.com Inc. (1)                                                                            560,634
---------------------------------------------------------------------------------------------------------------------------
                     Total Internet & Catalog Retail                                                              4,510,672
                     ------------------------------------------------------------------------------------------------------

                     INTERNET SOFTWARE & SERVICES - 3.1%

         41,600      Earthlink, Inc. (1)                                                                            397,280
        207,600      eBay Inc.,  (1)                                                                              8,108,856
         18,900      j2 Global Communications, Inc. (1)                                                             888,300
         19,300      Sohu.com Inc. (1)                                                                              515,117
         77,200      United Online, Inc.                                                                            992,792
        134,400      Yahoo! Inc.,  (1)                                                                            4,335,744
---------------------------------------------------------------------------------------------------------------------------
                     Total Internet Software & Services                                                          15,238,089
                     ------------------------------------------------------------------------------------------------------

                     IT SERVICES - 0.9%

         26,100      aQuantive, Inc. (1)                                                                            614,394
         11,800      Digital River, Inc. (1)                                                                        514,598
         41,600      Electronic Data Systems Corporation                                                          1,116,128
         29,700      First Data Corporation                                                                       1,390,554
          7,300      Infosys Technologies Limited, Sponsored ADR                                                    568,378
---------------------------------------------------------------------------------------------------------------------------
                     Total IT Services                                                                            4,204,052
                     ------------------------------------------------------------------------------------------------------

                     LEISURE EQUIPMENT & PRODUCTS - 0.1%

         12,100      Polaris Industries Inc.                                                                        660,176
---------------------------------------------------------------------------------------------------------------------------

                     MACHINERY - 1.4%

         23,900      Briggs & Stratton Corporation                                                                  845,343
         29,600      Caterpillar Inc.                                                                             2,125,576
         11,100      Danaher Corporation                                                                            705,405
         15,700      Eaton Corporation                                                                            1,145,629
         18,700      Graco Inc.                                                                                     849,541
         23,300      SPX Corporation                                                                              1,244,686
---------------------------------------------------------------------------------------------------------------------------
                     Total Machinery                                                                              6,916,180
                     ------------------------------------------------------------------------------------------------------

                     MEDIA - 3.0%

         32,300      Clear Channel Communications, Inc.                                                             937,023
        149,100      Comcast Corporation, Special Class A,  (1)                                                   3,894,492
         22,900      Dow Jones & Company, Inc.                                                                      899,970
         62,500      News Corporation, Class A                                                                    1,038,125
         12,800      Omnicom Group Inc.                                                                           1,065,600
         76,300      Regal Entertainment Group, Class A                                                           1,435,203
        259,400      Sirius Satellite Radio Inc.,  (1)                                                            1,317,752
        121,600      Time Warner Inc.                                                                             2,041,664
         33,200      ValueClick, Inc.,  (1)                                                                         561,744
         34,600      Walt Disney Company                                                                            964,994
         28,600      XM Satellite Radio Holdings Inc., Class A,  (1)                                                636,922
---------------------------------------------------------------------------------------------------------------------------
                     Total Media                                                                                 14,793,489
                     ------------------------------------------------------------------------------------------------------

                     METALS & MINING - 1.0%

         29,600      Alcoa Inc.                                                                                     904,576
         56,000      Companhia Siderurgica Nacional S.A., Sponsored ADR                                           1,759,520
         20,000      Phelps Dodge Corporation                                                                     1,610,600
          6,500      Southern Copper Corporation                                                                    549,120
---------------------------------------------------------------------------------------------------------------------------
                     Total Metals & Mining                                                                        4,823,816
                     ------------------------------------------------------------------------------------------------------

                     MULTILINE RETAIL - 1.3%

         11,331      Federated Department Stores, Inc.                                                              827,163
         16,800      J.C. Penney Company, Inc.                                                                    1,014,888
         19,500      Nordstrom, Inc.                                                                                764,010
         19,400      Sears Holding Corporation,  (1)                                                              2,565,456
         23,300      Target Corporation                                                                           1,211,833
---------------------------------------------------------------------------------------------------------------------------
                     Total Multiline Retail                                                                       6,383,350
                     ------------------------------------------------------------------------------------------------------

                     MULTI-UTILITIES - 0.7%


         61,600      Duke Energy Corporation                                                                    $ 1,795,640
         12,700      National Grid PLC, Sponsored ADR                                                               630,301
         30,500      Vectren Corporation                                                                            804,590
---------------------------------------------------------------------------------------------------------------------------
                     Total Multi-Utilities                                                                        3,230,531
                     ------------------------------------------------------------------------------------------------------

                     OIL, GAS & CONSUMABLE FUELS - 3.4%

         71,100      ChevronTexaco Corporation                                                                    4,121,667
         35,300      ConocoPhillips                                                                               2,229,195
        151,700      Exxon Mobil Corporation                                                                      9,232,462
         12,500      Valero Energy Corporation                                                                      747,250
---------------------------------------------------------------------------------------------------------------------------
                     Total Oil, Gas & Consumable Fuels                                                           16,330,574
                     ------------------------------------------------------------------------------------------------------

                     PAPER & FOREST PRODUCTS - 0.7%

         18,000      International Paper Company                                                                    622,260
         31,500      Potlatch Corporation                                                                         1,349,460
         20,300      Weyerhaeuser Company                                                                         1,470,329
---------------------------------------------------------------------------------------------------------------------------
                     Total Paper & Forest Products                                                                3,442,049
                     ------------------------------------------------------------------------------------------------------

                     PHARMACEUTICALS - 5.3%

         34,800      Abbott Laboratories                                                                          1,477,956
         90,700      Bristol-Myers Squibb Company                                                                 2,232,127
         58,000      Celgene Corporation,  (1)                                                                    2,564,760
         48,800      Eli Lilly and Company                                                                        2,698,640
         20,700      GlaxoSmithKline PLC, ADR                                                                     1,082,817
         53,500      Johnson & Johnson                                                                            3,168,270
        110,300      Merck & Co. Inc.                                                                             3,885,869
        174,300      Pfizer Inc.                                                                                  4,343,556
         55,400      Schering-Plough Corporation                                                                  1,052,046
         42,900      Telik, Inc.,  (1)                                                                              830,544
         46,200      Wyeth                                                                                        2,241,624
---------------------------------------------------------------------------------------------------------------------------
                     Total Pharmaceuticals                                                                       25,578,209
                     ------------------------------------------------------------------------------------------------------

                     REAL ESTATE - 1.2%

         68,000      American Financial Realty Trust                                                                792,200
         67,400      Health Care REIT, Inc.                                                                       2,567,940
         66,600      Nationwide Health Properties, Inc.                                                           1,431,900
         49,550      Trustreet Properties, Inc.                                                                     752,665
---------------------------------------------------------------------------------------------------------------------------
                     Total Real Estate                                                                            5,544,705
                     ------------------------------------------------------------------------------------------------------

                     ROAD & RAIL - 0.4%

         17,500      Burlington Northern Santa Fe Corporation                                                     1,458,275
         17,500      Laidlaw International Inc.                                                                     476,000
---------------------------------------------------------------------------------------------------------------------------
                     Total Road & Rail                                                                            1,934,275
                     ------------------------------------------------------------------------------------------------------

                     SEMICONDUCTORS & EQUIPMENT - 7.1%

         46,200      Advanced Micro Devices, Inc.,  (1)                                                           1,531,992
         50,600      Analog Devices, Inc.                                                                         1,937,474
        106,300      Applied Materials, Inc.                                                                      1,861,313
         66,600      Broadcom Corporation, Class A,  (1)                                                          2,874,456
         18,900      Cymer, Inc.,  (1)                                                                              858,816
         55,600      Fairchild Semiconductor International Inc., Class A,  (1)                                    1,060,292
         46,600      Freescale Semiconductor, Inc.,  (1)                                                          1,295,946
         60,580      Integrated Device Technology, Inc.,  (1)                                                       900,219
        441,500      Intel Corporation                                                                            8,543,025
         24,700      KLA-Tencor Corporation                                                                       1,194,492
         35,300      Marvell Technology Group Ltd.,  (1)                                                          1,909,730
         74,400      Maxim Integrated Products, Inc.                                                              2,763,960
         30,100      Micrel, Incorporated,  (1)                                                                     446,082
         73,000      Micron Technology, Inc.,  (1)                                                                1,074,560
         53,400      National Semiconductor Corporation                                                           1,486,656
        112,818      Taiwan Semiconductor Manufacturing Company Ltd., Sponsored ADR                               1,134,959
         85,100      Texas Instruments Incorporated                                                               2,763,197
         30,150      Varian Semiconductor Equipment Associate,  (1)                                                 846,612
---------------------------------------------------------------------------------------------------------------------------
                     Total Semiconductors & Equipment                                                            34,483,781
                     ------------------------------------------------------------------------------------------------------

                     SOFTWARE - 10.3%

         92,500      Adobe Systems Incorporated                                                                   3,230,100
         22,100      Akamai Technologies, Inc. (1)                                                                  726,869
         39,700      Autodesk, Inc.                                                                               1,529,244
         47,500      Computer Associates International, Inc.                                                      1,292,475

        73,400       Cadence Design Systems, Inc.,  (1)                                                                $   1,357,166
        50,300       CNET Networks, Inc. (1)                                                                                 714,763
        58,600       Electronic Arts Inc. (EA),  (1)                                                                       3,206,592
        28,850       Hyperion Solutions Corporation,  (1)                                                                    940,510
        18,600       Internet Security Systems, Inc.,  (1)                                                                   446,028
       834,600       Microsoft Corporation                                                                                22,709,466
       506,651       Oracle Corporation,  (1)                                                                              6,936,052
        17,600       Red Hat, Inc.,  (1)                                                                                     492,448
        18,900       Reynolds and Reynolds Company                                                                           536,760
        16,800       SAP AG, Sponsored ADR                                                                                   912,576
        32,000       Satyam Computer Services Limited, ADR                                                                 1,400,320
        25,400       Sybase, Inc.,  (1)                                                                                      536,448
       182,610       Symantec Corporation,  (1)                                                                            3,073,326
        21,400       VeriSign, Inc.,  (1)                                                                                    513,386
------------------------------------------------------------------------------------------------------------------------------------
                     Total Software                                                                                       50,554,529
                     ---------------------------------------------------------------------------------------------------------------

                     SPECIALTY RETAIL - 2.1%

         6,500       Abercrombie & Fitch Co., Class A                                                                        378,950
        28,650       Best Buy Co., Inc.                                                                                    1,602,395
        11,300       Chico's FAS, Inc.,  (1)                                                                                 459,232
        32,600       Claire's Stores, Inc.                                                                                 1,183,706
        25,700       Gap, Inc.                                                                                               480,076
        60,100       Home Depot, Inc.                                                                                      2,542,230
        40,900       Limited Brands, Inc.                                                                                  1,000,414
        24,500       Lowe's Companies, Inc.                                                                                1,578,780
        14,100       Office Depot, Inc. (1)                                                                                  525,084
        22,800       TJX Companies, Inc.                                                                                     565,896
------------------------------------------------------------------------------------------------------------------------------------
                     Total Specialty Retail                                                                               10,316,763
                     ---------------------------------------------------------------------------------------------------------------

                     TEXTILES, APPAREL & LUXURY GOODS - 0.2%

        24,400       Coach, Inc.,  (1)                                                                                       843,752
------------------------------------------------------------------------------------------------------------------------------------

                     THRIFTS & MORTGAGE FINANCE - 0.3%

        13,800       Fannie Mae                                                                                              709,320
        53,100       New York Community Bancorp, Inc.                                                                        930,312
------------------------------------------------------------------------------------------------------------------------------------
                     Total Thrifts & Mortgage Finance                                                                      1,639,632
                     ---------------------------------------------------------------------------------------------------------------

                     TOBACCO - 1.0%

        69,700       Altria Group, Inc.                                                                                    4,938,940
------------------------------------------------------------------------------------------------------------------------------------

                     WIRELESS TELECOMMUNICATION SERVICES - 0.3%

        46,400       China Mobile Hong Kong Limited, Sponsored ADR                                                         1,231,456
------------------------------------------------------------------------------------------------------------------------------------
                     TOTAL COMMON STOCKS (COST $423,602,722)                                                             472,424,647
                     ===============================================================================================================



                                                                          NOTIONAL        EXPIRATION          STRIKE
     CONTRACTS       TYPE                                               AMOUNT (3)              DATE           PRICE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     PUT OPTIONS - 0.2%

           374       Nasdaq 100  Index                                 $  56,100,000        5/20/06            $1500   $      84,150
           671       Nasdaq 100  Index                                   100,650,000        6/17/06             1500         315,370
           311       Nasdaq 100  Index                                    47,427,500        6/17/06             1525         188,155
           468       S&P 500 Index                                        54,990,000        4/22/06             1175          18,720
           285       S&P 500 Index                                        32,775,000        5/20/06             1150          31,350
           271       S&P 500 Index                                        31,842,500        5/20/06             1175          43,360
           413       S&P 500 Index                                        49,560,000        5/20/06             1200          99,120
           289       S&P 500 Index                                        33,957,500        6/17/06             1175          89,590
            78       S&P 500 Index                                         9,360,000        6/17/06             1200          35,880
------------------------------------------------------------------------------------------------------------------------------------
         3,160       TOTAL PUT OPTIONS (COST $1,775,475)                 416,662,500                                         905,695
====================================================================================================================================


     PRINCIPAL
  AMOUNT (000)       DESCRIPTION                                                             COUPON         MATURITY           VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     SHORT-TERM INVESTMENTS - 5.5%

                     Repurchase Agreement with State Street Bank, dated
                     3/31/06, repurchase price $26,609,311, collateralized by
                     $27,235,000 U.S. Treasury Notes, 4.625%,
      $ 26,600       due 3/31/08, value $27,132,869                                          4.250%          4/03/06    $ 26,599,890
==============----------------------------------------------------------------------------------------------------------------------
                     TOTAL SHORT-TERM INVESTMENTS (COST $26,599,890)                                                      26,599,890
                     ===============================================================================================================
                     TOTAL INVESTMENTS (COST $451,978,087) - 102.7%                                                      499,930,232
                     ===============================================================================================================


                                                                            NOTIONAL      EXPIRATION          STRIKE
      CONTRACTS      TYPE                                                 AMOUNT (3)            DATE           PRICE          VALUE
------------------------------------------------------------------------------------------------------------------------------------
                     CALL OPTIONS - (2.7)%  (2)

        (1,430)      Mini-Nasdaq 100 Index                             $ (24,310,000)       5/20/06         $  170.0   $   (700,700)
          (300)      Mini-NDX 100 Index                                   (4,950,000)       4/22/06            165.0       (205,500)
        (1,140)      Mini-NDX 100 Index                                  (19,380,000)       4/22/06            170.0       (359,100)
          (120)      Mini-NDX 100 Index                                   (1,980,000)       5/20/06            165.0        (99,600)
        (1,250)      Mini-NDX 100 Index                                  (20,937,500)       5/20/06            167.5       (812,500)
          (131)      Nasdaq 100  Index                                   (21,615,000)       4/22/06             1650       (900,625)
          (294)      Nasdaq 100  Index                                   (49,245,000)       4/22/06             1675     (1,443,540)
          (190)      Nasdaq 100  Index                                   (32,300,000)       4/22/06             1700       (602,300)
          (128)      Nasdaq 100  Index                                   (21,120,000)       5/20/06             1650     (1,066,880)
          (190)      Nasdaq 100  Index                                   (31,825,000)       5/20/06             1675     (1,236,900)
          (237)      S&P 500 Index                                       (29,625,000)       4/22/06             1250     (1,176,705)
          (484)      S&P 500 Index                                       (61,710,000)       4/22/06             1275     (1,352,780)
          (230)      S&P 500 Index                                       (29,900,000)       4/22/06             1300       (264,500)
          (194)      S&P 500 Index                                       (24,250,000)       5/20/06             1250     (1,089,310)
          (425)      S&P 500 Index                                       (54,187,500)       5/20/06             1275     (1,540,625)
          (234)      S&P 500 Index                                       (30,420,000)       5/20/06             1300       (468,000)
------------------------------------------------------------------------------------------------------------------------------------
        (6,977)      TOTAL CALL OPTIONS (PREMIUMS RECEIVED $12,803,402) (457,755,000)                                   (13,319,565)
====================================================================================================================================
                     OTHER ASSETS LESS LIABILITIES - 0.0%                                                                    81,411
                     ===============================================================================================================
                     NET ASSETS - 100%                                                                                 $486,692,078
                     ===============================================================================================================

                     (1)     Non-income producing.

                     (2)     The Fund may designate up to 100% of its Common
                             Stock investments to cover outstanding Call
                             Options.

                     (3) For disclosure purposes, Notional Amount is calculated by multiplying the number of Contracts by the Strike Price multiplied by 100.

                     ADR     American Depositary Receipt.



                                          See accompanying notes to financial statements.

Statement of
       ASSETS AND LIABILITIES March 31, 2006 (Unaudited)
                                                                                      EQUITY            EQUITY          EQUITY
                                                                                     PREMIUM           PREMIUM         PREMIUM
                                                                                      INCOME       OPPORTUNITY       ADVANTAGE
                                                                                       (JPZ)             (JSN)           (JLA)
------------------------------------------------------------------------------------------------------------------------------------
ASSETS
Investments, at value (cost $658,064,279, $1,152,661,122 and
   $451,978,087, respectively)                                                  $731,262,726   $1,263,553,705     $499,930,232
Receivables:
   Dividends                                                                       1,487,640        1,779,581          512,802
   Interest                                                                            5,375            7,762            3,140
   Investments sold                                                                   83,890            7,344               --
   Reclaims                                                                               --            6,677               --
Other assets                                                                          20,231           55,648           14,735
-------------------------------------------------------------------------------------------------------------------------------
   Total assets                                                                  732,859,862    1,265,410,717      500,460,909
-------------------------------------------------------------------------------------------------------------------------------
LIABILITIES
Call options written, at value (premiums received $19,211,381, $33,350,427 and
   $12,803,402, respectively)                                                     17,022,105       31,798,130       13,319,565
Payable for investments purchased                                                         --           62,910               --
Accrued expenses:
   Management fees                                                                   351,634          594,457          284,365
   Other                                                                             208,468          303,595          164,901
-------------------------------------------------------------------------------------------------------------------------------
   Total liabilities                                                              17,582,207       32,759,092       13,768,831
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                      $715,277,655   $1,232,651,625     $486,692,078
===============================================================================================================================
Shares outstanding                                                                38,321,275       65,679,911       25,632,480
===============================================================================================================================
Net asset value per share outstanding                                           $      18.67   $        18.77     $      18.99
===============================================================================================================================



NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------------------------------
Shares, $.01 par value per share                                                $    383,213   $      656,799     $    256,325
Paid-in surplus                                                                  681,151,850    1,184,766,102      471,064,113
Undistributed (Over-distribution of) net investment income                           235,648          235,227          (25,818)
Accumulated net realized gain (loss) from investments and derivative
   transactions                                                                  (41,880,779)     (65,451,383)     (32,038,524)
Net unrealized appreciation (depreciation) of investments and
   derivative transactions                                                        75,387,723      112,444,880       47,435,982
-------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                      $715,277,655   $1,232,651,625     $486,692,078
===============================================================================================================================
Authorized shares                                                                  Unlimited         Unlimited       Unlimited
===============================================================================================================================


                                          See accompanying notes to financial statements.


                        Statement of
            OPERATIONS Three Months Ended March 31, 2006 (Unaudited)
                                                                                   EQUITY          EQUITY           EQUITY
                                                                                   PREMIUM         PREMIUM          PREMIUM
                                                                                   INCOME        OPPORTUNITY       ADVANTAGE
                                                                                    (JPZ)           (JSN)            (JLA)
--------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of foreign taxes withheld of $3,690, $8,211
   and $0, respectively)                                                         $ 4,779,114       $ 6,530,043      $ 1,887,493
Interest                                                                             371,714           617,997          295,206
--------------------------------------------------------------------------------------------------------------------------------
Total investment income                                                            5,150,828         7,148,040        2,182,699
--------------------------------------------------------------------------------------------------------------------------------
EXPENSES
Management fees                                                                    1,545,951         2,635,272        1,065,418
Shareholders' servicing agent fees and expenses                                          267               223              201
Custodian's fees and expenses                                                         45,044            80,114           41,851
Trustees' fees and expenses                                                            3,091             6,959            2,466
Professional fees                                                                      8,330             9,995            8,451
Shareholders' reports - printing and mailing expenses                                 32,909            43,309           19,008
Stock exchange listing fees                                                            6,658             1,137            2,422
Investor relations expense                                                            29,136            45,475           18,664
Other expenses                                                                        20,742            66,861           32,278
--------------------------------------------------------------------------------------------------------------------------------
Total expenses before custodian fee credit and expense reimbursement               1,692,128         2,889,345        1,190,759
   Custodian fee credit                                                               (5,522)          (24,722)         (19,793)
   Expense reimbursement                                                            (526,144)         (909,330)        (239,715)
--------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                       1,160,462         1,955,293          931,251
--------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                              3,990,366         5,192,747        1,251,448
--------------------------------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
   Investments                                                                    (3,547,369)       (7,437,869)      (3,734,834)
   Option contracts written                                                        1,254,278         8,094,226        5,359,281
Change in net unrealized appreciation (depreciation) of:
   Investments                                                                    26,810,599        44,006,612       20,446,707
   Option contracts written                                                       (4,949,871)      (13,832,923)      (8,040,876)
--------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss)                                           19,567,637        30,830,046       14,030,278
--------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from operations                            $23,558,003       $36,022,793      $15,281,726
================================================================================================================================


                                          See accompanying notes to financial statements.



                        Statement of
                              CHANGES IN NET ASSETS (Unaudited)


                                                                                EQUITY PREMIUM                EQUITY PREMIUM
                                                                              OPPORTUNITY (JSN)               ADVANTAGE (JLA)
                                                                         -----------------------------  ---------------------------
                                               EQUITY PREMIUM                           FOR THE PERIOD               FOR THE PERIOD
                                                INCOME (JPZ)                                   1/26/05                      5/25/05
                                        ---------------------------                      (COMMENCEMENT                (COMMENCEMENT
                                        THREE MONTHS            YEAR     THREE MONTHS   OF OPERATIONS)  THREE MONTHS OF OPERATIONS)
                                               ENDED           ENDED            ENDED          THROUGH         ENDED        THROUGH
                                             3/31/06        12/31/05          3/31/06         12/31/05       3/31/06       12/31/05
------------------------------------------------------------------------------------------------------------------------------------
OPERATIONS
Net investment income                   $  3,990,366   $  16,060,048   $    5,192,747   $   19,262,032  $  1,251,448   $  2,638,831
Net realized gain (loss) from:
   Investments                            (3,547,369)    (18,142,299)      (7,437,869)     (36,918,822)   (3,734,834)   (11,273,386)
   Option contracts written                1,254,278      16,747,831        8,094,226        4,493,069     5,359,281     (8,846,038)
Change in net unrealized appreciation
  (depreciation) of:
   Investments                            26,810,599       9,016,071       44,006,612       66,885,971    20,446,707     27,505,438
   Option contracts written               (4,949,871)     10,174,269      (13,832,923)      15,385,220    (8,040,876)     7,524,713
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
   from operations                        23,558,003      33,855,920       36,022,793       69,107,470    15,281,726     17,549,558
------------------------------------------------------------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                (3,754,718)    (15,325,480)      (4,957,520)     (19,262,032)   (1,277,266)    (2,638,831)
In excess of net investment income       (12,570,145)             --      (24,204,361)      (9,477,626)  (10,334,247)    (3,209,300)
Tax return of capital                             --     (49,390,391)              --      (67,663,695)           --    (17,292,115)
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net assets from
  distributions to shareholders          (16,324,863)    (64,715,871)     (29,161,881)     (96,403,353)  (11,611,513)   (23,140,246)
------------------------------------------------------------------------------------------------------------------------------------
CAPITAL SHARE TRANSACTIONS
Net proceeds from sale of shares and
  offering cost adjustments                   (4,982)         67,480          256,067    1,228,579,554        42,694    484,128,408
Net proceeds from shares issued to
  shareholders due to reinvestment
  of distributions                                --      14,947,821               --       24,150,891            --      4,341,367
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets
  from capital share transactions             (4,982)     15,015,301          256,067    1,252,730,445        42,694    488,469,775
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets      7,228,158     (15,844,650)       7,116,979    1,225,434,562     3,712,907    482,879,087
Net assets at the beginning of period    708,049,497     723,894,147    1,225,534,646          100,084   482,979,171        100,084
------------------------------------------------------------------------------------------------------------------------------------
Net assets at the end of period         $715,277,655   $ 708,049,497   $1,232,651,625   $1,225,534,646  $486,692,078   $482,979,171
====================================================================================================================================
Undistributed (Over-distribution of)
  net investment income at the end of
  period                                $    235,648   $          --   $      235,227   $           --  $    (25,818)  $         --
====================================================================================================================================



                                          See accompanying notes to financial statements.


Notes to
       FINANCIAL STATEMENTS (Unaudited)



1. GENERAL INFORMATION AND SIGNIFICANT ACCOUNTING POLICIES
The funds (the "Funds") covered in this report and their corresponding Common share New York Stock Exchange symbols are Nuveen Equity Premium Income Fund
(JPZ), Nuveen Equity Premium Opportunity Fund (JSN) and Nuveen Equity Premium Advantage Fund (JLA). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, closed-end management investment companies.

Prior to the commencement of operations, each Fund had no operations other than those related to organizational matters, the initial capital contribution of $100,084 by Nuveen Asset Management (the "Adviser"), a wholly owned subsidiary of Nuveen Investments, Inc. ("Nuveen"), the recording of the organization expenses ($11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity (JSN) and Equity Premium Advantage (JLA)) and their reimbursement by Nuveen Investments, LLC, also a wholly owned subsidiary of Nuveen.

Each Fund seeks to provide a high level of current income and gains by investing primarily in a diversified equity portfolio that seeks to substantially replicate price movements of either the Standard & Poor's 500 Stock Index or a weighted average of the Standard & Poor's 500 Stock Index and the NASDAQ-100 Index and is designed to support the Funds' index option strategies.

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements in accordance with accounting principles generally accepted in the United States.

Investment Valuation
Exchange-listed equity securities are generally valued at the last sales price on the securities exchange on which such securities are primarily traded. Equity securities traded on a securities exchange for which there are no transactions on a given day or securities not listed on a securities exchange are valued at the mean of the closing bid and asked prices. Securities traded on Nasdaq are valued at the Nasdaq Official Closing Price. Prices of index options are provided through an independent pricing service approved by the Funds' Board of Trustees. If the pricing service is unable to supply a price for a derivative investment the Funds may use a market quote provided by a major broker/dealer in such investments. If it is determined that market prices for an investment are unavailable or inappropriate, the Board of Trustees of the Funds, or its designee, may establish fair value in accordance with procedures established in good faith by the Board of Trustees. In establishing a fair value, the Board of Trustees, or its designee, will use a wide variety of market data including prices of comparable securities, indications of value from security dealers, general market conditions and other information and analysis. Short-term investments are valued at amortized cost, which approximates market value.

Index options are generally valued at the average of the closing bid and asked quotations. The close of trading of index options traded on the Chicago Board Options Exchange normally occurs at 4:15 ET, which is different from the normal 4:00 ET close of the NYSE (the time of day as of which each Fund's NAV is calculated). Under normal market circumstances, closing index option quotations are considered to reflect the index option contract values as of the close of the NYSE and will be used to value the option contracts. However, a significant change in the S&P 500 or NASDAQ-100 futures contracts between the NYSE close and the options market close will be considered as an indication that closing market quotations for index options do not reflect the value of the contracts as of the stock market close. In the event of such a significant change, the Board of Trustees, or its designee, will determine a fair value for the options. Any such fair valuation will likely take into account any information that may be available about the actual trading price of the affected option as of 4:00 ET, and if no such information is reliably available, the fair valuation of the option may take into account various option pricing methodologies, as determined to be appropriate under the circumstances.

Investment Transactions
Investment transactions are recorded on a trade date basis. Realized gains and losses from transactions are determined on the specific identification method.

Option Transactions
Each Fund purchases index put options and writes (sells) index call options. The purchase of put options involves the risk of loss of all or part of the cash paid for the options. Put options purchased are accounted for in the same manner as portfolio securities.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)


When the Funds write an index call option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value of the written option until the option expires or the Funds enter into a closing purchase transaction. When an index call option expires or the Funds enter into a closing purchase transaction, the difference between the net premium received and any amount paid at expiration or on effecting a closing purchase transaction, including commission, is treated as a net realized gain on option contracts written or, if the net premium received is less than the amount paid, as a net realized loss on option contracts written. The Funds, as writers of an index call option, bear the risk of an unfavorable change in the market value of the index underlying the written option.

Repurchase Agreements
In connection with transactions in repurchase agreements, it is the Funds' policy that its custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. If the seller defaults, and the fair value of the collateral declines, realization of the collateral may be delayed or limited.

Investment Income
Dividend income is recorded on the ex-dividend date or, for foreign securities, when information is available. Interest income, which includes the amortization of premiums and accretion of discounts for financial reporting purposes, is recorded on an accrual basis.

Federal Income Taxes
Each Fund is a separate taxpayer for federal income tax purposes. Each Fund intends to distribute substantially all net investment income and net capital gains to shareholders and to otherwise comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies. Therefore, no federal income tax provision is required.

Dividends and Distributions to Shareholders
Distributions to shareholders are recorded on the ex-dividend date. The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

The Funds make monthly cash distributions to shareholders of a stated dollar amount based on each Fund's net investment income, net realized capital gains, and/or net unrealized capital gains in the Fund's portfolio, if any, and cash flows generated by each Fund's index option strategy. Each Fund seeks to maintain a stable distribution level, subject to approval and oversight by the Funds' Board of Trustees. If, for any monthly distribution, net investment income and net realized capital gain were less than the amount of the distribution, the difference would be distributed from Fund assets and would be treated by shareholders as a non-taxable distribution (sometimes referred to as a return of capital) for tax purposes. For example, the Funds may distribute income early in the fiscal year that would initially be characterized as being taxable as short-term capital gains, but it could incur net short-term capital losses later in the fiscal year, thereby offsetting the income otherwise taxable as short-term capital gains for which distributions have already been made by the Funds. Moreover, in a rising equity market in which both the Funds' portfolios of stocks and the market index on which the Funds write and buy options rise in value, the Funds may realize capital losses in connection with their written index call options, while the largely reciprocal increases in the value of the Fund's portfolio of stocks will be treated as unrealized capital gains in this circumstance. A Fund's net cash flows and/or total returns on net asset value may equal or exceed the amount of distributions paid, while the combination of its net income and net realized capital gains may be less than the amount of the distributions made, in which case the difference will be treated as a non-taxable distribution for tax purposes. The final determination of the source and character of all distributions for the year are made after the end of the year.

Real Estate Investment Trust ("REIT") distributions received by the Funds are generally comprised of ordinary income, long-term and short-term capital gains, and a return of REIT capital. The actual character of amounts received during the period are not known until after the fiscal year-end. For the fiscal year ended December 31, 2005, the character of distributions to the Funds from the REITs was as follows:

                                          EQUITY        EQUITY      EQUITY
                                         PREMIUM       PREMIUM     PREMIUM
                                          INCOME   OPPORTUNITY   ADVANTAGE
                                           (JPZ)         (JSN)       (JLA)
-------------------------------------------------------------------------------
Ordinary income of the Funds              60.14%        46.28%      49.62%
Long-term and short-term capital gains    21.75         20.99        1.75
Return of REIT capital                    18.11         32.73       48.63
===============================================================================

For the three months ended March 31, 2006, the Funds applied the actual percentages for the twelve months ended December 31, 2005, described above, to its receipts from the REITs and treated as income in the Statement of Operations only the amount of ordinary income so calculated. The Fund adjusts that estimated breakdown of income type (and consequently its net investment income) as necessary early in the following calendar year when the REITs inform their shareholders of the actual breakdown of income type. For the fiscal year ended December 31, 2005, the Fund applied the actual character of distributions reported by the REITs in which the Funds invest to its receipts from the REITs. If a REIT held in the portfolio of investments did not report the actual character of its distributions during the period, the Funds treated the distributions as ordinary income.

The actual character of distributions made by the Funds during the fiscal year ended December 31, 2005, are reflected in the accompanying financial statements. A portion of the distributions made by the Funds during the three months ended March 31, 2006, are provisionally classified as being "From Net Investment Income", portions of which may be reclassified after the fiscal year end. The remainder, designated as being "In Excess of Net Investment Income", can not be accurately classified, as described above, until after the end of the fiscal year. However, it is likely that a portion of the amounts reported as "In Excess of Net Investment Income" will result in a non-taxable distribution to shareholders.

Custodian Fee Credit
Each Fund has an arrangement with the custodian bank whereby certain custodian fees and expenses are reduced by credits earned on each Fund's cash on deposit with the bank. Such deposit arrangements are an alternative to overnight investments.

Organization and Offering Costs
Nuveen Investments, LLC has agreed to reimburse all organization expenses (approximately $11,500 for Equity Premium Income (JPZ) and $13,500 per Fund for Equity Premium Opportunity (JSN) and Equity Premium Advantage (JLA)) and pay all offering costs (other than the sales load) that exceed $.04 per share for each of the Funds. Equity Premium Income's (JPZ), Equity Premium Opportunity's (JSN) and Equity Premium Advantage's (JLA) share of offering costs ($1,033,270, $1,095,509 and $968,898, respectively) were recorded as reductions of the proceeds from the sale of shares.

Indemnifications
Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts that provide general indemnifications to other parties. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

Use of Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results may differ from those estimates.

2. FUND SHARES
Transactions in shares were as follows:

                                                                             EQUITY PREMIUM                  EQUITY PREMIUM
                                                                            OPPORTUNITY (JSN)                ADVANTAGE (JLA)
                                           EQUITY PREMIUM           ------------------------------  ------------------------------
                                            INCOME (JPZ)                           FOR THE PERIOD                 FOR THE PERIOD
                                     -----------------------------                      1/26/05                        5/25/05
                                     THREE MONTHS           YEAR     THREE MONTHS  (COMMENCEMENT OF  THREE MONTHS (COMMENCEMENT OF
                                            ENDED          ENDED            ENDED       OPERATIONS)         ENDED      OPERATIONS)
                                          3/31/06       12/31/05          3/31/06  THROUGH 12/31/05       3/31/06 THROUGH 12/31/05
-----------------------------------------------------------------------------------------------------------------------------------
Shares sold                                    --             --               --        64,394,300            --       25,400,000
Shares issued to shareholders due
   to reinvestment of distributions            --        778,657               --         1,280,371            --          227,240
-----------------------------------------------------------------------------------------------------------------------------------
                                               --        778,657               --        65,674,671            --       25,627,240
===================================================================================================================================

3. INVESTMENT TRANSACTIONS
Purchases and sales (excluding put and call options and short-term investments) during the three months ended March 31, 2006, were as follows:

                                                                      EQUITY              EQUITY             EQUITY
                                                                     PREMIUM             PREMIUM            PREMIUM
                                                                      INCOME         OPPORTUNITY          ADVANTAGE
                                                                        (JPZ)               (JSN)              (JLA)
--------------------------------------------------------------------------------------------------------------------
Purchases                                                       $  16,495,886     $     5,981,986      $  30,076,980
Sales                                                              35,761,260          30,628,022         47,981,904
====================================================================================================================

Transactions in index option contracts written during the three months ended March 31, 2006 were as follows:

                                            EQUITY PREMIUM                EQUITY PREMIUM                 EQUITY PREMIUM
                                             INCOME (JPZ)                OPPORTUNITY (JSN)               ADVANTAGE (JLA)
                                     ---------------------------     --------------------------     --------------------------
                                     NUMBER OF          PREMIUMS     NUMBER OF         PREMIUMS     NUMBER OF        PREMIUMS
                                     CONTRACTS          RECEIVED     CONTRACTS         RECEIVED     CONTRACTS        RECEIVED
------------------------------------------------------------------------------------------------------------------------------
Outstanding, beginning of period         5,370      $ 17,469,697        14,758    $  32,582,025         7,512    $ 13,854,368
Options written                          9,979        35,833,065        25,617       61,308,642        12,216      23,405,085
Options terminated in closing
   purchase transactions               (10,139)      (34,091,381)      (25,832)     (60,540,240)      (12,751)    (24,456,051)
Options expired                             --                --            --               --            --              --
------------------------------------------------------------------------------------------------------------------------------
Outstanding, end of period               5,210      $ 19,211,381        14,543    $  33,350,427         6,977    $ 12,803,402
==============================================================================================================================

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



4. INCOME TAX INFORMATION
The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of income on REIT investments and timing differences in recognizing certain gains and losses on investment transactions.

At March 31, 2006, the cost of investments (excluding call options written) was as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
-------------------------------------------------------------------------------------------------------------------
Cost of investments                                               $ 658,064,385   $ 1,152,661,122    $ 451,978,087
===================================================================================================================

Gross unrealized appreciation and gross unrealized depreciation of investments (excluding call options written) at March 31, 2006, were as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
-------------------------------------------------------------------------------------------------------------------
Gross unrealized:
   Appreciation                                                    $ 88,917,956      $145,726,318     $ 60,620,980
   Depreciation                                                     (15,719,615)      (34,833,735)     (12,668,835)
-------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation) of investments          $ 73,198,341      $110,892,583     $ 47,952,145
===================================================================================================================

The tax components of undistributed net ordinary income and net realized gains at December 31, 2005, the Funds' last tax year end, were as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
-------------------------------------------------------------------------------------------------------------------
Undistributed net ordinary income *                                    $     --         $      --         $     --
Undistributed net long-term capital gains                                    --                --               --
===================================================================================================================

 * Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

The tax character of distributions paid during the Funds' last tax year ended December 31, 2005, was designated for purposes of the dividends paid deduction as follows:

                                                            EQUITY               EQUITY                EQUITY
                                                           PREMIUM              PREMIUM               PREMIUM
                                                            INCOME          OPPORTUNITY***          ADVANTAGE****
                                                             (JPZ)                (JSN)                 (JLA)
--------------------------------------------------------------------------------------------------------------
Distributions from net ordinary income *             $  15,325,480         $ 19,262,032           $ 2,638,831
Distributions from net long-term capital gains**                --            9,477,626             3,209,300
Tax return of capital                                   49,390,391           67,663,695            17,292,115
==============================================================================================================

 * Net ordinary income consists of net taxable income derived from dividends, interest, and net short-term capital gains, if any.

 ** The Fund designated as a long-term capital gain dividend, pursuant to Internal Revenue Code Section 852(b)(3), the amount necessary to reduce the earnings and profits of the Fund related to net capital gain to zero for the tax period ended December 31, 2005.

*** For the period January 26, 2005 (commencement of operations) through December 31, 2005.

**** For the period May 25, 2005 (commencement of operations) through December 31, 2005.

At December 31, 2005, the Funds' last tax year end, Equity Premium Income (JPZ) had an unused capital loss carryforward of $7,414,945 available for federal income tax purposes to be applied against future capital gains, if any. If not applied the carryforward will expire in 2013.

The Funds elected to defer net realized losses from investments incurred from November 1, 2005 though December 31, 2005 ("post-October losses") in accordance with Federal income tax regulations. The following post-October losses were treated as having arisen on the first day of the current fiscal year:

                            EQUITY                                 EQUITY                           EQUITY
                           PREMIUM                                PREMIUM                          PREMIUM
                            INCOME                            OPPORTUNITY                        ADVANTAGE
                             (JPZ)                                  (JSN)                            (JLA)
-----------------------------------------------------------------------------------------------------------
                      $ 12,706,689                           $ 27,335,047                    $  16,291,808
===========================================================================================================

5. MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Each Fund's management fee is separated into two components - a complex-level component, based on the aggregate amount of all fund assets managed by the Adviser, and a specific fund-level component, based only on the amount of assets within each individual fund. This pricing structure enables Nuveen fund shareholders to benefit from growth in the assets within each individual fund as well as from growth in the amount of complex-wide assets managed by the Adviser.

The annual fund-level fee, payable monthly, for each Fund is based upon the average daily Managed Assets of each Fund as follows:

AVERAGE DAILY MANAGED ASSETS                                FUND-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $500 million                                                .7000%
For the next $500 million                                                 .6750
For the next $500 million                                                 .6500
For the next $500 million                                                 .6250
For Managed Assets over $2 billion                                        .6000
================================================================================

The annual complex-level fee, payable monthly, which is additive to the fund-level fee, for all Nuveen sponsored funds in the U.S., is based on the aggregate amount of total fund assets managed as stated in the table below. As of March 31, 2006, the complex-level fee rate was .1887%.

COMPLEX-LEVEL ASSETS (1)                                 COMPLEX-LEVEL FEE RATE
--------------------------------------------------------------------------------
For the first $55 billion                                                 .2000%
For the next $1 billion                                                   .1800
For the next $1 billion                                                   .1600
For the next $3 billion                                                   .1425
For the next $3 billion                                                   .1325
For the next $3 billion                                                   .1250
For the next $5 billion                                                   .1200
For the next $5 billion                                                   .1175
For the next $15 billion                                                  .1150
For Managed Assets over $91 billion (2)                                   .1400
================================================================================

(1) The complex-level fee component of the management fee for the funds is calculated based upon the aggregate Managed Assets ("Managed Assets" means the average daily net assets of each fund including assets attributable to all types of leverage used by the Nuveen funds) of Nuveen sponsored funds in the U.S.

(2) With respect to the complex-wide Managed Assets over $91 billion, the fee rate or rates that will apply to such assets will be determined at a later date. In the unlikely event that complex-wide Managed Assets reach $91 billion prior to a determination of the complex-level fee rate or rates to be applied to Managed Assets in excess of $91 billion, the complex-level fee rate for such complex-wide Managed Assets shall be .1400% until such time as a different rate or rates is determined.

The management fee compensates the Adviser for overall investment advisory and administrative services and general office facilities. The Adviser has entered into Sub-Advisory Agreements with Gateway Investment Advisers, L.P. ("Gateway") under which Gateway manages the investment portfolios of the Funds. Gateway is compensated for its services to the Funds from the management fees paid to the Adviser.

The Funds pay no compensation directly to those of its Trustees who are affiliated with the Adviser or to officers, all of whom receive remuneration for their services to the Funds from the Adviser or its affiliates. The Board of Trustees has adopted a deferred compensation plan for independent Trustees that enables Trustees to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from certain Nuveen advised Funds. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of select Nuveen advised Funds.

For the first eight years of Equity Premium Income's (JPZ) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
OCTOBER 31,                                      OCTOBER 31,
--------------------------------------------------------------------------------
2004*                    .30%                    2009                       .30%
2005                     .30                     2010                       .22
2006                     .30                     2011                       .14
2007                     .30                     2012                       .07
2008                     .30
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Income (JPZ) for any portion of its fees and expenses beyond October 31, 2012.

Notes to
    FINANCIAL STATEMENTS (Unaudited) (continued)



For the first eight years of Equity Premium Opportunity's (JSN) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
JANUARY 31,                                      JANUARY 31,
--------------------------------------------------------------------------------
2005*                    .30%                    2010                       .30%
2006                     .30                     2011                       .22
2007                     .30                     2012                       .14
2008                     .30                     2013                       .07
2009                     .30
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Opportunity (JSN) for any portion of its fees and expenses beyond January 31, 2013.

For the first six years of Equity Premium Advantage's (JLA) operations, the Adviser has agreed to reimburse the Fund, as a percentage of average daily Managed Assets, for fees and expenses in the amounts and for the time periods set forth below:

YEAR ENDING                                      YEAR ENDING
MAY 31,                                          MAY 31,
--------------------------------------------------------------------------------
2005*                    .20%                    2009                       .20%
2006                     .20                     2010                       .20
2007                     .20                     2011                       .10
2008                     .20
================================================================================

*From the commencement of operations.

The Adviser has not agreed to reimburse Equity Premium Advantage (JLA) for any portion of its fees and expenses beyond May 31, 2011.

6. SUBSEQUENT EVENT - DISTRIBUTIONS TO SHAREHOLDERS
The Funds declared distributions which were paid on May 1, 2006, to shareholders of record on April 15, 2006, as follows:

                                                                         EQUITY            EQUITY           EQUITY
                                                                        PREMIUM           PREMIUM          PREMIUM
                                                                         INCOME       OPPORTUNITY        ADVANTAGE
                                                                          (JPZ)             (JSN)            (JLA)
------------------------------------------------------------------------------------------------------------------
Distributions per share                                                   $.1420           $.1480          $.1510
==================================================================================================================

                        Financial
                               HIGHLIGHTS (Unaudited)

Selected data for a share outstanding throughout each period:

                                              Investment Operations                          Less Distributions
                                      ---------------------------------   --------------------------------------------------------
                                                           Net                          In Excess
                         Beginning           Net     Realized/                   Net       of Net                    Tax
                         Net Asset    Investment    Unrealized            Investment   Investment    Capital   Return of
                             Value      Income(a)  Gain (Loss)    Total       Income       Income      Gains     Capital    Total
==================================================================================================================================
EQUITY PREMIUM
INCOME (JPZ)
----------------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2006(e)                    $ 18.48         $ .10         $ .52    $ .62       $ (.10)       $(.33)    $   --      $   --   $ (.43)
2005                         19.28           .42           .48      .90         (.40)          --         --       (1.30)   (1.70)
2004(b)                      19.10           .12           .24      .36         (.15)          --         --          --*    (.15)

EQUITY PREMIUM
OPPORTUNITY (JSN)
----------------------------------------------------------------------------------------------------------------------------------
2006(e)                      18.66           .08           .48      .56         (.08)        (.37)        --          --     (.45)
2005(c)                      19.10           .30           .78     1.08         (.30)          --       (.15)      (1.05)   (1.50)

EQUITY PREMIUM
ADVANTAGE (JLA)
----------------------------------------------------------------------------------------------------------------------------------
2006(e)                      18.84           .05           .55      .60         (.05)        (.40)        --          --     (.45)
2005(d)                      19.10           .10           .60      .70         (.10)          --       (.13)       (.69)    (.92)
==================================================================================================================================
                                                                       Total Returns
                                                                   --------------------
                                                                                Based
                                                                    Based          on
                                            Ending      Ending         on         Net
                             Offering    Net Asset      Market     Market       Asset
                                Costs        Value       Value      Value***   Value***
=======================================================================================
EQUITY PREMIUM
INCOME (JPZ)
---------------------------------------------------------------------------------------
Year Ended 12/31:
2006(e)                        $   --      $ 18.67      $18.58       9.37%       3.36%
2005                               --        18.48       17.38      (6.12)       4.88
2004(b)                          (.03)       19.28       20.25       1.96        1.68

EQUITY PREMIUM
OPPORTUNITY (JSN)
---------------------------------------------------------------------------------------
2006(e)                            --        18.77       18.90      11.28        2.99
2005(c)                          (.02)       18.66       17.39      (5.90)       5.65

EQUITY PREMIUM
ADVANTAGE (JLA)
---------------------------------------------------------------------------------------
2006(e)                            --        18.99       18.95      10.53        3.21
2005(d)                          (.04)       18.84       17.56      (7.87)       3.43
=======================================================================================
                                                          Ratios/Supplemental Data
                         -----------------------------------------------------------------------------------------------
                                       Before Credit/Reimbursement         After Credit/Reimbursement****
                                       ---------------------------        -------------------------------
                                                      Ratio of Net                          Ratio of Net
                                          Ratio of      Investment           Ratio of         Investment
                              Ending   Expenses to       Income to        Expenses to          Income to      Portfolio
                          Net Assets       Average         Average            Average            Average       Turnover
                                (000)   Net Assets      Net Assets         Net Assets         Net Assets           Rate
========================================================================================================================
EQUITY PREMIUM
INCOME (JPZ)
------------------------------------------------------------------------------------------------------------------------
Year Ended 12/31:
2006(e)                    $715,278            .96%**        1.97%**             .66%**            2.27%**           2%
2005                        708,049            .96            1.93                .65               2.25             29
2004(b)                     723,894           1.07**          3.49**              .73**             3.82**            1

EQUITY PREMIUM
OPPORTUNITY (JSN)
------------------------------------------------------------------------------------------------------------------------
2006(e)                   1,232,652            .95**          1.40**              .64**             1.71**            1
2005(c)                   1,225,535            .95**          1.40**              .63**             1.72**           16

EQUITY PREMIUM
ADVANTAGE (JLA)
------------------------------------------------------------------------------------------------------------------------
2006(e)                     486,692            .99**           .83**              .78**             1.04**            6
2005(d)                     482,979           1.01**           .71**              .78**              .93**            9
========================================================================================================================

*     Per share Tax Return of Capital rounds to less than $.01 per share.
**    Annualized.
*** Total Return on Market Value is the combination of changes in the market price per share and the effect of reinvested dividend income and reinvested capital gains distributions, if any, at the average price paid per share at the time of reinvestment. Total Return on Net Asset Value is the combination of changes in net asset value, reinvested dividend income at net asset value and reinvested capital gains distributions at net asset value, if any. Total returns are not annualized.
****  After custodian fee credit and expense reimbursement.
(a) Per Share Net Investment Income is calculated using the average daily shares method.
(b) For the period October 26, 2004 (commencement of operations) through December 31, 2004.
(c) For the period January 26, 2005 (commencement of operations) through December 31, 2005.
(d) For the period May 25, 2005 (commencement of operations) through December 31, 2005.
(e)   For the three months ended March 31, 2006.

                                 See accompanying notes to financial statements.

ITEM 2. CODE OF ETHICS.

Not applicable to this filing.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this filing.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this filing.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to this filing.

ITEM 6. SCHEDULE OF INVESTMENTS.

See Portfolio of Investments in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to this filing.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

During this reporting period, the registrant's Board of Trustees implemented a change to the procedures by which shareholders may recommend nominees to the registrant's board of trustees by amending the registrant's by-laws to include a provision specifying the date by which shareholder nominations for election as trustee at a subsequent meeting must be submitted to the registrant. Shareholders must deliver or mail notice to the registrant not less than forty-five days nor more than sixty days prior to the first anniversary date of the date on which the registrant first mailed its proxy materials for the prior year's annual meeting; provided, however, if and only if the annual meeting is not scheduled to be held within a period that commences thirty days before the first anniversary date of the annual meeting for the preceding year and ends thirty days after such anniversary date (an annual meeting date outside such period being referred to as an "Other Annual Meeting Date" hereafter), the shareholder notice must be given no later than the close of business on the date forty-five days prior to such Other Annual Meeting Date or the tenth business day following the date such Other Annual Meeting Date is first publicly announced or disclosed. The shareholder's notice must be in writing and set forth the name, age, date of birth, business address, residence address and nationality of the person(s) being nominated and the class or series, number of all shares of the registrant owned of record or beneficially be each such person(s), any other information regarding such person required by Item 401 of Regulation S-K or Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended, any other information regarding the person(s) to be nominated that would be required to be disclosed in a proxy statement or other filings required to be made in connection with solicitation of proxies for election of trustees, and whether such shareholder believes any nominee is or will be an "interested person" (as that term is defined in the Investment Company Act of 1940, as amended) of the registrant or sufficient information to enable the registrant to make that determination and the written and signed consent of the person(s) to be nominated.

ITEM 11. CONTROLS AND PROCEDURES.

      (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (the "Exchange Act")(17 CFR 240.13a-15(b) or 240.15d-15(b)).

      (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable to this filing.

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) in the exact form set forth below: Ex-99.CERT attached hereto.

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the 1940 Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)); Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference. Ex-99.906 CERT attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen Equity Premium Advantage Fund

By (Signature and Title)*   /s/ Jessica R. Droeger
                            ---------------------------------------
                            Jessica R. Droeger
                            Vice President and Secretary

Date: June 8, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*   /s/ Gifford R. Zimmerman
                            ---------------------------------------
                            Gifford R. Zimmerman
                            Chief Administrative Officer
                            (principal executive officer)

Date: June 8, 2006

By (Signature and Title)*   /s/ Stephen D. Foy
                            ---------------------------------------
                            Stephen D. Foy
                            Vice President and Controller
                            (principal financial officer)

Date: June 8, 2006

* Print the name and title of each signing officer under his or her signature.